United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2021

Date of reporting period: September 30, 2021

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS - 86.63%
U.S. Treasury Obligations - 86.63%
U.S. Treasury Bills,
0.047%, Due 10/7/2021	$50,000,000	$49,999,736
0.033%, Due 10/14/2021	50,000,000	49,999,593
0.025%, Due 10/21/2021	50,000,000	49,997,870
0.031%, Due 10/28/2021A	100,000,000	99,994,750
0.031%, Due 11/4/2021A	100,000,000	99,994,255
0.028%, Due 11/12/2021	50,000,000	49,997,229
0.023%, Due 11/18/2021	50,000,000	49,998,000
0.030%, Due 11/26/2021A	100,000,000	99,993,972
0.032%, Due 12/2/2021	50,000,000	49,997,416
0.031%, Due 12/9/2021	50,000,000	49,997,580
0.045%, Due 12/16/2021A	100,000,000	99,993,614
0.046%, Due 1/6/2022	100,000,000	99,991,162
0.043%, Due 1/13/2022	100,000,000	99,989,456
0.047%, Due 1/20/2022A	100,000,000	99,988,644
0.025%, Due 1/27/2022	50,000,000	49,993,035
0.048%, Due 2/3/2022A	100,000,000	99,984,375
0.043%, Due 2/10/2022	50,000,000	49,992,209
0.044%, Due 2/17/2022A	100,000,000	99,982,625
0.045%, Due 2/24/2022A	70,000,000	69,986,515
0.046%, Due 3/3/2022A	95,000,000	94,981,831
0.036%, Due 3/10/2022	100,000,000	99,980,000
0.043%, Due 3/24/2022	50,000,000	49,989,125

Total Short-Term Investments (Cost $1,664,830,088)		1,664,822,992

TOTAL INVESTMENTS - 86.63% (Cost $1,664,830,088)		1,664,822,992
OTHER ASSETS, NET OF LIABILITIES - 13.37%		256,829,393

TOTAL NET ASSETS - 100.00%		$1,921,652,385

Percentages are stated as a percent of net assets.

A	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Long Futures Contracts Open on September 30, 2021:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Brent CrudeA	625	December 2021	$46,528,476	$48,943,750	$2,415,274
CocoaA	178	December 2021	4,785,482	4,720,560	(64,922)
CoffeeA	111	December 2021	8,121,801	8,075,250	(46,551)
CopperA	47	December 2021	5,104,794	4,804,575	(300,219)
CornA	271	December 2021	7,450,779	7,272,963	(177,816)
Gasoline RBOBA	422	November 2021	36,826,042	38,886,456	2,060,414
Henry Hub Natural GasA	104	November 2021	814,330	1,525,420	711,090
Henry Hub Natural GasA	104	December 2021	814,330	1,557,660	743,330
Henry Hub Natural GasA	104	January 2022	814,330	1,578,980	764,650
Henry Hub Natural GasA	104	February 2022	814,330	1,547,260	732,930
Henry Hub Natural GasA	104	March 2022	814,330	1,434,420	620,090
Henry Hub Natural GasA	176	April 2022	1,152,300	1,758,240	605,940
Henry Hub Natural GasA	176	May 2022	1,152,300	1,682,560	530,260
Henry Hub Natural GasA	176	June 2022	1,152,300	1,696,200	543,900
Henry Hub Natural GasA	176	July 2022	1,152,300	1,714,240	561,940
Henry Hub Natural GasA	176	August 2022	1,152,300	1,717,320	565,020
Henry Hub Natural GasA	176	September 2022	1,152,300	1,708,960	556,660

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

Commodity Futures Contracts (Continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Henry Hub Natural GasA	176	October 2022	$1,152,300	$1,721,720	$569,420
Kansas City Hard Red Winter WheatA	327	December 2021	11,903,540	11,964,112	60,572
LME CopperA	135	October 2021	32,157,279	30,174,187	(1,983,092)
LME CopperA	35	November 2021	8,441,958	7,820,094	(621,864)
LME CopperA	165	December 2021	39,323,277	36,862,031	(2,461,246)
LME LeadA	112	October 2021	6,496,066	5,903,800	(592,266)
LME LeadA	161	November 2021	9,284,414	8,454,513	(829,901)
LME NickelA	47	October 2021	5,405,851	5,060,631	(345,220)
LME NickelA	86	November 2021	9,788,318	9,257,298	(531,020)
LME NickelA	20	December 2021	2,373,933	2,152,380	(221,553)
LME Primary AluminumA	85	October 2021	5,347,461	6,055,719	708,258
LME Primary AluminumA	628	November 2021	41,827,393	44,850,975	3,023,582
LME Primary AluminumA	150	December 2021	10,466,280	10,714,687	248,407
LME ZincA	126	October 2021	9,366,885	9,384,638	17,753
LME ZincA	319	November 2021	23,983,765	23,801,387	(182,378)
LME ZincA	168	December 2021	12,923,200	12,545,400	(377,800)
Low Sulphur GasoilA	510	October 2021	30,841,467	34,488,750	3,647,283
Low Sulphur GasoilA	9	November 2021	605,186	607,950	2,764
Natural GasA	697	November 2021	38,856,531	40,892,990	2,036,459
NY Harbor ULSDA	334	November 2021	30,972,154	32,804,478	1,832,324
Sugar #11 WorldA	1,385	March 2022	30,568,287	31,551,408	983,121
WTI CrudeA	708	November 2021	50,211,838	53,121,240	2,909,402
WTI CrudeA	1	December 2021	74,712	74,700	(12)

			$532,174,919	$550,889,902	$18,714,983

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Canadian Dollar Currency	302	December 2021	$23,867,467	$23,854,980	$(12,487)
Mexican Peso	3,587	December 2021	88,942,687	86,070,065	(2,872,622)
U.S. Dollar Index	1,336	December 2021	124,879,179	125,904,640	1,025,461

			$237,689,333	$235,829,685	$(1,859,648)

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index	119	October 2021	$21,856,291	$21,237,018	$(619,273)
CAC40 Index	329	October 2021	25,345,102	24,839,910	(505,192)
DAX Index	54	December 2021	24,487,692	23,906,952	(580,740)
Euro Stoxx 50 Index	1,012	December 2021	48,698,415	47,452,684	(1,245,731)
FTSE 100 Index	808	December 2021	76,655,808	77,009,149	353,341
FTSE Taiwan Index	653	October 2021	39,554,004	38,631,480	(922,524)
FTSE/MIB Index	309	December 2021	46,039,587	45,408,805	(630,782)
MSCI EAFE Index	294	December 2021	34,862,653	33,324,900	(1,537,753)
NASDAQ 100 E-Mini	145	December 2021	44,695,482	42,579,250	(2,116,232)
Nikkei 225 (SGX)	430	December 2021	57,684,457	57,316,591	(367,866)
OMXS30 Index	631	October 2021	16,801,411	16,240,985	(560,426)
Russell 2000 E-Mini Index	304	December 2021	33,823,621	33,452,160	(371,461)
S&P 500 E-Mini Index	376	December 2021	83,589,599	80,797,700	(2,791,899)
S&P/TSX 60 Index	230	December 2021	44,430,648	43,439,602	(991,046)
SPI 200	392	December 2021	52,343,132	51,670,231	(672,901)
TOPIX Index	305	December 2021	56,181,317	55,645,132	(536,185)

			$707,049,219	$692,952,549	$(14,096,670)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2021 (Unaudited)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
90-Day Eurodollar	3,221	December 2022	$801,833,324	$801,264,012	$(569,312)
90-Day Eurodollar	790	September 2023	195,693,997	195,505,250	(188,747)
Euro-Bund	237	December 2021	47,375,456	46,620,503	(754,953)
Japanese 10-Year Government Bond	52	December 2021	70,922,241	70,724,112	(198,129)

			$1,115,825,018	$1,114,113,877	$(1,711,141)

Short Futures Contracts Open on September 30, 2021:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Gold 100ozA	315	December 2021	$(54,943,497)	$(55,345,500)	$(402,003)
LME CopperA	135	October 2021	(30,935,709)	(30,174,188)	761,521
LME CopperA	35	November 2021	(7,974,604)	(7,820,094)	154,510
LME CopperA	162	December 2021	(37,073,302)	(36,191,813)	881,489
LME LeadA	112	October 2021	(6,293,829)	(5,903,800)	390,029
LME LeadA	133	November 2021	(7,106,943)	(6,984,162)	122,781
LME NickelA	47	October 2021	(5,344,771)	(5,060,631)	284,140
LME NickelA	18	November 2021	(1,963,791)	(1,937,574)	26,217
LME Primary AluminumA	85	October 2021	(6,212,154)	(6,055,719)	156,435
LME Primary AluminumA	79	November 2021	(5,690,230)	(5,642,081)	48,149
LME ZincA	126	October 2021	(9,402,734)	(9,384,637)	18,097
LME ZincA	18	November 2021	(1,352,863)	(1,343,025)	9,838
SilverA	305	December 2021	(35,802,625)	(33,621,675)	2,180,950
SoybeanA	237	November 2021	(15,535,049)	(14,883,600)	651,449

			$(225,632,101)	$(220,348,499)	$5,283,602

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Austrailian Dollar Currency	2,508	December 2021	$(182,036,635)	$(181,428,720)	$607,915
British Pound Currency	1,806	December 2021	(153,480,180)	(152,099,063)	1,381,117
Euro Currency	3,189	December 2021	(468,847,653)	(462,405,000)	6,442,653
Japanese Yen Currency	3,905	December 2021	(439,058,612)	(438,385,063)	673,549
New Zealand Dollar Currency	373	December 2021	(25,639,912)	(25,753,785)	(113,873)
Swiss Franc Currency	302	December 2021	(40,983,505)	(40,551,050)	432,455

			$(1,310,046,497)	$(1,300,622,681)	$9,423,816

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
FTSE/JSE Top 40 Index	373	December 2021	$(14,281,324)	$(14,411,231)	$(129,907)
Hang Seng China Enterprises Index	556	October 2021	(30,604,714)	(31,143,828)	(539,114)
Hang Seng Index	184	October 2021	(28,528,838)	(28,982,780)	(453,942)
KOSPI 200 Index	513	December 2021	(44,582,942)	(43,490,182)	1,092,760
MSCI Emerging Markets Index	87	December 2021	(5,435,242)	(5,418,360)	16,882

			$(123,433,060)	$(123,446,381)	$(13,321)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor	478	December 2022	$(139,002,002)	$(139,004,190)	$(2,188)
3-Month Euro Euribor	748	September 2023	(217,262,253)	(217,272,098)	(9,845)
3-Month Euro Euribor	534	June 2024	(154,904,448)	(154,902,600)	1,848
3-Month Sonia	1,286	December 2022	(430,431,352)	(430,178,497)	252,855
3-Month Sonia	1,379	September 2023	(460,770,285)	(460,660,731)	109,554
90-Day Eurodollar	90	June 2024	(22,181,997)	(22,186,125)	(4,128)
Australian 10-Year Bond	48	December 2021	(4,916,728)	(4,909,323)	7,405
Euro-Bobl	219	December 2021	(34,240,714)	(34,228,857)	11,857
Euro-Buxl 30-Year Bond	89	December 2021	(21,180,645)	(20,962,959)	217,686
Euro-Schatz	405	December 2021	(52,643,633)	(52,638,924)	4,709
Long GILT	444	December 2021	(75,078,940)	(74,870,447)	208,493
U.S. Long Bond	166	December 2021	(26,469,369)	(26,430,312)	39,057
U.S. Treasury 10-Year Note	711	December 2021	(93,761,876)	(93,574,266)	187,610
U.S. Treasury 2-Year Note	606	December 2021	(133,329,876)	(133,353,141)	(23,265)
U.S. Treasury 5-Year Note	804	December 2021	(98,644,620)	(98,684,719)	(40,099)
U.S. Ultra Bond	134	December 2021	(25,689,352)	(25,602,375)	86,977

			$(1,990,508,090)	$(1,989,459,564)	$1,048,526

A	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Forward Foreign Currency Contracts Open on September 30, 2021:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
TWD	89,732	USD	90,307	10/6/2021	CBK	$—	$(575)	$(575)
TWD	179,464	USD	180,608	10/6/2021	CBK	—	(1,144)	(1,144)
TWD	358,928	USD	361,307	10/6/2021	CBK	—	(2,379)	(2,379)
TWD	448,660	USD	451,741	10/6/2021	CBK	—	(3,081)	(3,081)
TWD	448,660	USD	451,802	10/6/2021	CBK	—	(3,142)	(3,142)
TWD	628,124	USD	631,359	10/6/2021	CBK	—	(3,235)	(3,235)
TWD	628,124	USD	633,131	10/6/2021	CBK	—	(5,007)	(5,007)
TWD	807,588	USD	813,126	10/6/2021	CBK	—	(5,538)	(5,538)
TWD	807,588	USD	813,302	10/6/2021	CBK	—	(5,714)	(5,714)
TWD	897,320	USD	901,834	10/6/2021	CBK	—	(4,514)	(4,514)
TWD	1,076,784	USD	1,084,756	10/6/2021	CBK	—	(7,972)	(7,972)
TWD	1,166,516	USD	1,172,270	10/6/2021	CBK	—	(5,754)	(5,754)
TWD	1,615,175	USD	1,620,803	10/6/2021	CBK	—	(5,628)	(5,628)
TWD	2,063,835	USD	2,083,401	10/6/2021	CBK	—	(19,566)	(19,566)
TWD	2,243,299	USD	2,232,222	10/6/2021	CBK	11,077	—	11,077
TWD	2,243,299	USD	2,263,262	10/6/2021	CBK	—	(19,963)	(19,963)
TWD	2,691,959	USD	2,712,477	10/6/2021	CBK	—	(20,518)	(20,518)
TWD	2,961,155	USD	2,976,083	10/6/2021	CBK	—	(14,928)	(14,928)
TWD	3,050,887	USD	3,076,700	10/6/2021	CBK	—	(25,813)	(25,813)
USD	21,778,420	TWD	21,625,405	10/6/2021	CBK	153,015	—	153,015
USD	805,528	TWD	807,588	10/6/2021	CBK	—	(2,060)	(2,060)
USD	715,769	TWD	717,856	10/6/2021	CBK	—	(2,087)	(2,087)
USD	268,423	TWD	269,196	10/6/2021	CBK	—	(773)	(773)
USD	268,768	TWD	269,196	10/6/2021	CBK	—	(428)	(428)
USD	178,878	TWD	179,464	10/6/2021	CBK	—	(586)	(586)
USD	179,115	TWD	179,464	10/6/2021	CBK	—	(349)	(349)
USD	89,426	TWD	89,732	10/6/2021	CBK	—	(306)	(306)
USD	89,438	TWD	89,732	10/6/2021	CBK	—	(294)	(294)
USD	89,551	TWD	89,732	10/6/2021	CBK	—	(181)	(181)
USD	89,553	TWD	89,732	10/6/2021	CBK	—	(179)	(179)
INR	36,835,947	USD	36,650,137	10/7/2021	CBK	185,810	—	185,810
USD	36,970,201	INR	36,835,947	10/7/2021	CBK	134,254	—	134,254

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2021 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
TWD	89,730	USD	90,550	10/20/2021	CBK	$—	$(820)	$(820)
TWD	358,918	USD	363,240	10/20/2021	CBK	—	(4,322)	(4,322)
TWD	448,648	USD	454,017	10/20/2021	CBK	—	(5,369)	(5,369)
TWD	448,648	USD	452,227	10/20/2021	CBK	—	(3,579)	(3,579)
TWD	538,377	USD	545,014	10/20/2021	CBK	—	(6,637)	(6,637)
TWD	628,107	USD	633,235	10/20/2021	CBK	—	(5,128)	(5,128)
TWD	717,836	USD	724,341	10/20/2021	CBK	—	(6,505)	(6,505)
TWD	717,836	USD	727,008	10/20/2021	CBK	—	(9,172)	(9,172)
TWD	717,836	USD	725,873	10/20/2021	CBK	—	(8,037)	(8,037)
TWD	717,836	USD	726,585	10/20/2021	CBK	—	(8,749)	(8,749)
TWD	717,836	USD	726,506	10/20/2021	CBK	—	(8,670)	(8,670)
TWD	717,836	USD	724,480	10/20/2021	CBK	—	(6,644)	(6,644)
TWD	807,566	USD	815,424	10/20/2021	CBK	—	(7,858)	(7,858)
TWD	897,296	USD	904,945	10/20/2021	CBK	—	(7,649)	(7,649)
USD	990,991	TWD	987,025	10/20/2021	CBK	3,966	—	3,966
USD	901,395	TWD	897,296	10/20/2021	CBK	4,099	—	4,099
USD	901,746	TWD	897,296	10/20/2021	CBK	4,450	—	4,450
USD	900,707	TWD	897,296	10/20/2021	CBK	3,411	—	3,411
USD	721,110	TWD	717,836	10/20/2021	CBK	3,274	—	3,274
USD	721,266	TWD	717,836	10/20/2021	CBK	3,430	—	3,430
USD	720,523	TWD	717,836	10/20/2021	CBK	2,687	—	2,687
USD	542,299	TWD	538,377	10/20/2021	CBK	3,922	—	3,922
USD	451,557	TWD	448,648	10/20/2021	CBK	2,909	—	2,909
USD	451,443	TWD	448,648	10/20/2021	CBK	2,795	—	2,795
USD	452,047	TWD	448,648	10/20/2021	CBK	3,399	—	3,399
USD	361,781	TWD	358,918	10/20/2021	CBK	2,863	—	2,863
USD	270,710	TWD	269,189	10/20/2021	CBK	1,521	—	1,521
USD	90,344	TWD	89,730	10/20/2021	CBK	614	—	614
USD	90,211	TWD	89,730	10/20/2021	CBK	481	—	481
INR	3,261,021	USD	3,275,566	10/21/2021	CBK	—	(14,545)	(14,545)
INR	8,034,888	USD	8,086,126	10/21/2021	CBK	—	(51,238)	(51,238)
INR	8,068,506	USD	8,131,293	10/21/2021	CBK	—	(62,787)	(62,787)
INR	8,673,644	USD	8,739,766	10/21/2021	CBK	—	(66,122)	(66,122)
INR	9,749,445	USD	9,829,176	10/21/2021	CBK	—	(79,731)	(79,731)
INR	50,192,833	USD	50,495,143	10/21/2021	CBK	—	(302,310)	(302,310)
USD	3,593,933	INR	3,597,209	10/21/2021	CBK	—	(3,276)	(3,276)
USD	3,292,833	INR	3,294,640	10/21/2021	CBK	—	(1,807)	(1,807)
USD	2,489,503	INR	2,487,789	10/21/2021	CBK	1,714	—	1,714
USD	2,487,074	INR	2,487,789	10/21/2021	CBK	—	(715)	(715)
USD	2,450,214	INR	2,454,171	10/21/2021	CBK	—	(3,957)	(3,957)
USD	1,882,732	INR	1,882,651	10/21/2021	CBK	81	—	81
USD	672,735	INR	672,376	10/21/2021	CBK	359	—	359
USD	572,021	INR	571,519	10/21/2021	CBK	502	—	502
TWD	21,624,871	USD	21,828,128	11/8/2021	CBK	—	(203,257)	(203,257)
USD	991,670	TWD	987,027	11/8/2021	CBK	4,643	—	4,643
USD	989,963	TWD	987,027	11/8/2021	CBK	2,936	—	2,936
USD	812,851	TWD	807,568	11/8/2021	CBK	5,283	—	5,283
USD	722,559	TWD	717,838	11/8/2021	CBK	4,721	—	4,721
USD	720,858	TWD	717,838	11/8/2021	CBK	3,020	—	3,020
USD	629,111	TWD	628,108	11/8/2021	CBK	1,003	—	1,003
USD	630,222	TWD	628,108	11/8/2021	CBK	2,114	—	2,114
USD	630,199	TWD	628,108	11/8/2021	CBK	2,091	—	2,091
USD	542,300	TWD	538,379	11/8/2021	CBK	3,921	—	3,921
USD	540,540	TWD	538,379	11/8/2021	CBK	2,161	—	2,161
USD	270,367	TWD	269,189	11/8/2021	CBK	1,178	—	1,178
USD	180,855	TWD	179,460	11/8/2021	CBK	1,395	—	1,395
USD	90,393	TWD	89,730	11/8/2021	CBK	663	—	663

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2021 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	90,459	TWD	89,730	11/8/2021	CBK	$729	$—	$729
USD	90,292	TWD	89,730	11/8/2021	CBK	562	—	562
INR	234,703	USD	234,732	11/15/2021	CBK	—	(29)	(29)
INR	36,680,772	USD	36,814,441	11/15/2021	CBK	—	(133,669)	(133,669)
PHP	49,010	USD	49,872	10/1/2021	HUS	—	(862)	(862)
PHP	49,010	USD	49,829	10/1/2021	HUS	—	(819)	(819)
PHP	49,010	USD	49,880	10/1/2021	HUS	—	(870)	(870)
KRW	84,459	USD	86,402	10/1/2021	HUS	—	(1,943)	(1,943)
PHP	98,020	USD	99,872	10/1/2021	HUS	—	(1,852)	(1,852)
PHP	98,020	USD	99,812	10/1/2021	HUS	—	(1,792)	(1,792)
PHP	196,040	USD	199,629	10/1/2021	HUS	—	(3,589)	(3,589)
PHP	245,050	USD	250,340	10/1/2021	HUS	—	(5,290)	(5,290)
PHP	392,080	USD	401,526	10/1/2021	HUS	—	(9,446)	(9,446)
KRW	422,297	USD	432,073	10/1/2021	HUS	—	(9,776)	(9,776)
KRW	506,757	USD	518,587	10/1/2021	HUS	—	(11,830)	(11,830)
KRW	506,757	USD	518,602	10/1/2021	HUS	—	(11,845)	(11,845)
KRW	591,216	USD	604,987	10/1/2021	HUS	—	(13,771)	(13,771)
PHP	931,190	USD	947,499	10/1/2021	HUS	—	(16,309)	(16,309)
KRW	1,604,730	USD	1,643,087	10/1/2021	HUS	—	(38,357)	(38,357)
KRW	17,297,297	USD	17,486,338	10/1/2021	HUS	—	(189,041)	(189,041)
KRW	38,108,108	USD	38,516,270	10/1/2021	HUS	—	(408,162)	(408,162)
USD	38,179,707	KRW	37,753,378	10/1/2021	HUS	426,329	—	426,329
USD	2,225,265	KRW	2,195,946	10/1/2021	HUS	29,319	—	29,319
USD	2,113,895	PHP	2,107,430	10/1/2021	HUS	6,465	—	6,465
USD	1,880,776	KRW	1,858,108	10/1/2021	HUS	22,668	—	22,668
USD	1,779,466	KRW	1,756,757	10/1/2021	HUS	22,709	—	22,709
USD	1,213,841	KRW	1,199,324	10/1/2021	HUS	14,517	—	14,517
USD	1,108,496	KRW	1,097,973	10/1/2021	HUS	10,523	—	10,523
USD	1,025,878	KRW	1,013,514	10/1/2021	HUS	12,364	—	12,364
USD	1,025,729	KRW	1,013,514	10/1/2021	HUS	12,215	—	12,215
USD	765,117	KRW	760,135	10/1/2021	HUS	4,982	—	4,982
USD	766,469	KRW	760,135	10/1/2021	HUS	6,334	—	6,334
USD	772,744	KRW	760,135	10/1/2021	HUS	12,609	—	12,609
USD	678,588	KRW	675,676	10/1/2021	HUS	2,912	—	2,912
USD	681,228	KRW	675,676	10/1/2021	HUS	5,552	—	5,552
USD	679,394	KRW	675,676	10/1/2021	HUS	3,718	—	3,718
USD	681,611	KRW	675,676	10/1/2021	HUS	5,935	—	5,935
USD	593,381	KRW	591,216	10/1/2021	HUS	2,165	—	2,165
USD	507,937	KRW	506,757	10/1/2021	HUS	1,180	—	1,180
USD	514,064	KRW	506,757	10/1/2021	HUS	7,307	—	7,307
USD	425,499	KRW	422,297	10/1/2021	HUS	3,202	—	3,202
USD	426,850	KRW	422,297	10/1/2021	HUS	4,553	—	4,553
USD	425,483	KRW	422,297	10/1/2021	HUS	3,186	—	3,186
USD	423,703	KRW	422,297	10/1/2021	HUS	1,406	—	1,406
USD	425,840	KRW	422,297	10/1/2021	HUS	3,543	—	3,543
USD	427,390	KRW	422,297	10/1/2021	HUS	5,093	—	5,093
USD	255,094	KRW	253,378	10/1/2021	HUS	1,716	—	1,716
USD	255,473	KRW	253,378	10/1/2021	HUS	2,095	—	2,095
USD	256,882	KRW	253,378	10/1/2021	HUS	3,504	—	3,504
USD	256,276	KRW	253,378	10/1/2021	HUS	2,898	—	2,898
USD	169,876	KRW	168,919	10/1/2021	HUS	957	—	957
USD	169,948	KRW	168,919	10/1/2021	HUS	1,029	—	1,029
USD	170,962	KRW	168,919	10/1/2021	HUS	2,043	—	2,043
USD	170,960	KRW	168,919	10/1/2021	HUS	2,041	—	2,041
USD	85,063	KRW	84,459	10/1/2021	HUS	604	—	604
USD	85,233	KRW	84,459	10/1/2021	HUS	774	—	774
USD	85,071	KRW	84,459	10/1/2021	HUS	612	—	612

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2021 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	85,188	KRW	84,459	10/1/2021	HUS	$729	$—	$729
USD	85,437	KRW	84,459	10/1/2021	HUS	978	—	978
BRL	18,363	USD	19,171	10/4/2021	HUS	—	(808)	(808)
BRL	18,363	USD	19,295	10/4/2021	HUS	—	(932)	(932)
BRL	36,726	USD	37,872	10/4/2021	HUS	—	(1,146)	(1,146)
BRL	36,726	USD	37,869	10/4/2021	HUS	—	(1,143)	(1,143)
BRL	36,726	USD	37,954	10/4/2021	HUS	—	(1,228)	(1,228)
BRL	36,726	USD	37,958	10/4/2021	HUS	—	(1,232)	(1,232)
BRL	36,726	USD	37,933	10/4/2021	HUS	—	(1,207)	(1,207)
BRL	36,726	USD	37,934	10/4/2021	HUS	—	(1,208)	(1,208)
BRL	36,726	USD	38,362	10/4/2021	HUS	—	(1,636)	(1,636)
BRL	36,726	USD	38,318	10/4/2021	HUS	—	(1,592)	(1,592)
BRL	36,726	USD	38,569	10/4/2021	HUS	—	(1,843)	(1,843)
BRL	36,726	USD	38,615	10/4/2021	HUS	—	(1,889)	(1,889)
BRL	36,726	USD	38,632	10/4/2021	HUS	—	(1,906)	(1,906)
BRL	36,726	USD	38,665	10/4/2021	HUS	—	(1,939)	(1,939)
BRL	36,726	USD	38,568	10/4/2021	HUS	—	(1,842)	(1,842)
BRL	36,726	USD	38,576	10/4/2021	HUS	—	(1,850)	(1,850)
BRL	36,726	USD	38,644	10/4/2021	HUS	—	(1,918)	(1,918)
BRL	36,726	USD	38,490	10/4/2021	HUS	—	(1,764)	(1,764)
BRL	36,726	USD	38,507	10/4/2021	HUS	—	(1,781)	(1,781)
BRL	36,726	USD	38,518	10/4/2021	HUS	—	(1,792)	(1,792)
BRL	36,726	USD	38,613	10/4/2021	HUS	—	(1,887)	(1,887)
BRL	36,726	USD	38,663	10/4/2021	HUS	—	(1,937)	(1,937)
BRL	36,726	USD	38,704	10/4/2021	HUS	—	(1,978)	(1,978)
BRL	36,726	USD	38,695	10/4/2021	HUS	—	(1,969)	(1,969)
BRL	36,726	USD	38,520	10/4/2021	HUS	—	(1,794)	(1,794)
BRL	36,726	USD	38,534	10/4/2021	HUS	—	(1,808)	(1,808)
BRL	36,726	USD	38,582	10/4/2021	HUS	—	(1,856)	(1,856)
BRL	36,726	USD	38,526	10/4/2021	HUS	—	(1,800)	(1,800)
BRL	36,726	USD	38,610	10/4/2021	HUS	—	(1,884)	(1,884)
BRL	36,726	USD	38,533	10/4/2021	HUS	—	(1,807)	(1,807)
BRL	36,726	USD	38,337	10/4/2021	HUS	—	(1,611)	(1,611)
BRL	55,089	USD	56,770	10/4/2021	HUS	—	(1,681)	(1,681)
BRL	55,089	USD	56,742	10/4/2021	HUS	—	(1,653)	(1,653)
BRL	55,089	USD	56,956	10/4/2021	HUS	—	(1,867)	(1,867)
BRL	55,089	USD	56,950	10/4/2021	HUS	—	(1,861)	(1,861)
BRL	55,089	USD	56,961	10/4/2021	HUS	—	(1,872)	(1,872)
BRL	55,089	USD	56,960	10/4/2021	HUS	—	(1,871)	(1,871)
BRL	55,089	USD	56,957	10/4/2021	HUS	—	(1,868)	(1,868)
BRL	55,089	USD	56,961	10/4/2021	HUS	—	(1,872)	(1,872)
BRL	55,089	USD	57,016	10/4/2021	HUS	—	(1,927)	(1,927)
BRL	55,089	USD	57,022	10/4/2021	HUS	—	(1,933)	(1,933)
BRL	55,089	USD	57,017	10/4/2021	HUS	—	(1,928)	(1,928)
BRL	55,089	USD	57,020	10/4/2021	HUS	—	(1,931)	(1,931)
BRL	55,089	USD	57,067	10/4/2021	HUS	—	(1,978)	(1,978)
BRL	55,089	USD	57,010	10/4/2021	HUS	—	(1,921)	(1,921)
BRL	55,089	USD	57,468	10/4/2021	HUS	—	(2,379)	(2,379)
BRL	55,089	USD	57,534	10/4/2021	HUS	—	(2,445)	(2,445)
BRL	55,089	USD	57,518	10/4/2021	HUS	—	(2,429)	(2,429)
BRL	55,089	USD	57,660	10/4/2021	HUS	—	(2,571)	(2,571)
BRL	55,089	USD	57,681	10/4/2021	HUS	—	(2,592)	(2,592)
BRL	55,089	USD	57,654	10/4/2021	HUS	—	(2,565)	(2,565)
BRL	55,089	USD	57,618	10/4/2021	HUS	—	(2,529)	(2,529)
BRL	55,089	USD	57,916	10/4/2021	HUS	—	(2,827)	(2,827)
BRL	55,089	USD	57,899	10/4/2021	HUS	—	(2,810)	(2,810)
BRL	55,089	USD	57,925	10/4/2021	HUS	—	(2,836)	(2,836)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2021 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	55,089	USD	57,877	10/4/2021	HUS	$—	$(2,788)	$(2,788)
BRL	55,089	USD	57,885	10/4/2021	HUS	—	(2,796)	(2,796)
BRL	55,089	USD	57,978	10/4/2021	HUS	—	(2,889)	(2,889)
BRL	55,089	USD	57,885	10/4/2021	HUS	—	(2,796)	(2,796)
BRL	55,089	USD	57,854	10/4/2021	HUS	—	(2,765)	(2,765)
BRL	55,089	USD	57,985	10/4/2021	HUS	—	(2,896)	(2,896)
BRL	55,089	USD	57,721	10/4/2021	HUS	—	(2,632)	(2,632)
BRL	55,089	USD	57,755	10/4/2021	HUS	—	(2,666)	(2,666)
BRL	55,089	USD	57,765	10/4/2021	HUS	—	(2,676)	(2,676)
BRL	55,089	USD	57,810	10/4/2021	HUS	—	(2,721)	(2,721)
BRL	55,089	USD	57,799	10/4/2021	HUS	—	(2,710)	(2,710)
BRL	55,089	USD	57,804	10/4/2021	HUS	—	(2,715)	(2,715)
BRL	55,089	USD	57,791	10/4/2021	HUS	—	(2,702)	(2,702)
BRL	55,089	USD	57,944	10/4/2021	HUS	—	(2,855)	(2,855)
BRL	55,089	USD	57,915	10/4/2021	HUS	—	(2,826)	(2,826)
BRL	55,089	USD	57,936	10/4/2021	HUS	—	(2,847)	(2,847)
BRL	55,089	USD	58,016	10/4/2021	HUS	—	(2,927)	(2,927)
BRL	55,089	USD	57,528	10/4/2021	HUS	—	(2,439)	(2,439)
BRL	55,089	USD	57,479	10/4/2021	HUS	—	(2,390)	(2,390)
BRL	55,089	USD	57,888	10/4/2021	HUS	—	(2,799)	(2,799)
BRL	55,089	USD	57,922	10/4/2021	HUS	—	(2,833)	(2,833)
BRL	55,089	USD	57,893	10/4/2021	HUS	—	(2,804)	(2,804)
BRL	55,089	USD	57,892	10/4/2021	HUS	—	(2,803)	(2,803)
BRL	55,089	USD	57,505	10/4/2021	HUS	—	(2,416)	(2,416)
BRL	55,089	USD	57,932	10/4/2021	HUS	—	(2,843)	(2,843)
BRL	73,452	USD	75,667	10/4/2021	HUS	—	(2,215)	(2,215)
BRL	73,452	USD	75,731	10/4/2021	HUS	—	(2,279)	(2,279)
BRL	73,452	USD	75,748	10/4/2021	HUS	—	(2,296)	(2,296)
BRL	73,452	USD	75,692	10/4/2021	HUS	—	(2,240)	(2,240)
BRL	73,452	USD	76,071	10/4/2021	HUS	—	(2,619)	(2,619)
BRL	73,452	USD	76,057	10/4/2021	HUS	—	(2,605)	(2,605)
BRL	73,452	USD	75,934	10/4/2021	HUS	—	(2,482)	(2,482)
BRL	73,452	USD	76,044	10/4/2021	HUS	—	(2,592)	(2,592)
BRL	73,452	USD	76,045	10/4/2021	HUS	—	(2,593)	(2,593)
BRL	73,452	USD	76,017	10/4/2021	HUS	—	(2,565)	(2,565)
BRL	73,452	USD	76,050	10/4/2021	HUS	—	(2,598)	(2,598)
BRL	73,452	USD	75,879	10/4/2021	HUS	—	(2,427)	(2,427)
BRL	73,452	USD	75,905	10/4/2021	HUS	—	(2,453)	(2,453)
BRL	73,452	USD	75,908	10/4/2021	HUS	—	(2,456)	(2,456)
BRL	73,452	USD	76,621	10/4/2021	HUS	—	(3,169)	(3,169)
BRL	73,452	USD	76,727	10/4/2021	HUS	—	(3,275)	(3,275)
BRL	73,452	USD	76,713	10/4/2021	HUS	—	(3,261)	(3,261)
BRL	73,452	USD	76,714	10/4/2021	HUS	—	(3,262)	(3,262)
BRL	73,452	USD	76,933	10/4/2021	HUS	—	(3,481)	(3,481)
BRL	73,452	USD	76,891	10/4/2021	HUS	—	(3,439)	(3,439)
BRL	73,452	USD	76,869	10/4/2021	HUS	—	(3,417)	(3,417)
BRL	73,452	USD	76,882	10/4/2021	HUS	—	(3,430)	(3,430)
BRL	73,452	USD	76,851	10/4/2021	HUS	—	(3,399)	(3,399)
BRL	73,452	USD	77,252	10/4/2021	HUS	—	(3,800)	(3,800)
BRL	73,452	USD	77,252	10/4/2021	HUS	—	(3,800)	(3,800)
BRL	73,452	USD	77,281	10/4/2021	HUS	—	(3,829)	(3,829)
BRL	73,452	USD	77,204	10/4/2021	HUS	—	(3,752)	(3,752)
BRL	73,452	USD	77,182	10/4/2021	HUS	—	(3,730)	(3,730)
BRL	73,452	USD	77,026	10/4/2021	HUS	—	(3,574)	(3,574)
BRL	73,452	USD	77,356	10/4/2021	HUS	—	(3,904)	(3,904)
BRL	73,452	USD	77,358	10/4/2021	HUS	—	(3,906)	(3,906)
BRL	73,452	USD	77,368	10/4/2021	HUS	—	(3,916)	(3,916)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2021 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	73,452	USD	77,362	10/4/2021	HUS	$—	$(3,910)	$(3,910)
BRL	73,452	USD	77,059	10/4/2021	HUS	—	(3,607)	(3,607)
BRL	73,452	USD	76,656	10/4/2021	HUS	—	(3,204)	(3,204)
BRL	73,452	USD	76,666	10/4/2021	HUS	—	(3,214)	(3,214)
BRL	73,452	USD	76,628	10/4/2021	HUS	—	(3,176)	(3,176)
BRL	73,452	USD	77,056	10/4/2021	HUS	—	(3,604)	(3,604)
BRL	73,452	USD	77,046	10/4/2021	HUS	—	(3,594)	(3,594)
BRL	73,452	USD	77,223	10/4/2021	HUS	—	(3,771)	(3,771)
BRL	73,452	USD	77,175	10/4/2021	HUS	—	(3,723)	(3,723)
BRL	73,452	USD	76,541	10/4/2021	HUS	—	(3,089)	(3,089)
BRL	91,815	USD	94,577	10/4/2021	HUS	—	(2,762)	(2,762)
BRL	91,815	USD	95,046	10/4/2021	HUS	—	(3,231)	(3,231)
BRL	91,815	USD	94,955	10/4/2021	HUS	—	(3,140)	(3,140)
BRL	91,815	USD	94,959	10/4/2021	HUS	—	(3,144)	(3,144)
BRL	91,815	USD	95,029	10/4/2021	HUS	—	(3,214)	(3,214)
BRL	91,815	USD	95,021	10/4/2021	HUS	—	(3,206)	(3,206)
BRL	91,815	USD	95,075	10/4/2021	HUS	—	(3,260)	(3,260)
BRL	91,815	USD	94,928	10/4/2021	HUS	—	(3,113)	(3,113)
BRL	91,815	USD	94,894	10/4/2021	HUS	—	(3,079)	(3,079)
BRL	91,815	USD	94,868	10/4/2021	HUS	—	(3,053)	(3,053)
BRL	91,815	USD	94,894	10/4/2021	HUS	—	(3,079)	(3,079)
BRL	91,815	USD	94,887	10/4/2021	HUS	—	(3,072)	(3,072)
BRL	91,815	USD	94,842	10/4/2021	HUS	—	(3,027)	(3,027)
BRL	91,815	USD	94,845	10/4/2021	HUS	—	(3,030)	(3,030)
BRL	91,815	USD	95,035	10/4/2021	HUS	—	(3,220)	(3,220)
BRL	91,815	USD	95,775	10/4/2021	HUS	—	(3,960)	(3,960)
BRL	91,815	USD	95,882	10/4/2021	HUS	—	(4,067)	(4,067)
BRL	91,815	USD	95,799	10/4/2021	HUS	—	(3,984)	(3,984)
BRL	91,815	USD	95,775	10/4/2021	HUS	—	(3,960)	(3,960)
BRL	91,815	USD	96,064	10/4/2021	HUS	—	(4,249)	(4,249)
BRL	91,815	USD	96,436	10/4/2021	HUS	—	(4,621)	(4,621)
BRL	91,815	USD	96,556	10/4/2021	HUS	—	(4,741)	(4,741)
BRL	91,815	USD	96,414	10/4/2021	HUS	—	(4,599)	(4,599)
BRL	91,815	USD	96,644	10/4/2021	HUS	—	(4,829)	(4,829)
BRL	91,815	USD	96,672	10/4/2021	HUS	—	(4,857)	(4,857)
BRL	91,815	USD	96,612	10/4/2021	HUS	—	(4,797)	(4,797)
BRL	91,815	USD	96,217	10/4/2021	HUS	—	(4,402)	(4,402)
BRL	91,815	USD	96,565	10/4/2021	HUS	—	(4,750)	(4,750)
BRL	91,815	USD	96,602	10/4/2021	HUS	—	(4,787)	(4,787)
BRL	91,815	USD	96,591	10/4/2021	HUS	—	(4,776)	(4,776)
BRL	91,815	USD	96,356	10/4/2021	HUS	—	(4,541)	(4,541)
BRL	91,815	USD	95,900	10/4/2021	HUS	—	(4,085)	(4,085)
BRL	91,815	USD	95,806	10/4/2021	HUS	—	(3,991)	(3,991)
BRL	91,815	USD	96,329	10/4/2021	HUS	—	(4,514)	(4,514)
BRL	91,815	USD	96,341	10/4/2021	HUS	—	(4,526)	(4,526)
BRL	91,815	USD	95,916	10/4/2021	HUS	—	(4,101)	(4,101)
BRL	91,815	USD	95,688	10/4/2021	HUS	—	(3,873)	(3,873)
BRL	101,972	USD	106,276	10/4/2021	HUS	—	(4,304)	(4,304)
BRL	110,178	USD	114,075	10/4/2021	HUS	—	(3,897)	(3,897)
BRL	110,178	USD	114,044	10/4/2021	HUS	—	(3,866)	(3,866)
BRL	110,178	USD	114,056	10/4/2021	HUS	—	(3,878)	(3,878)
BRL	110,178	USD	114,101	10/4/2021	HUS	—	(3,923)	(3,923)
BRL	110,178	USD	114,916	10/4/2021	HUS	—	(4,738)	(4,738)
BRL	110,178	USD	114,938	10/4/2021	HUS	—	(4,760)	(4,760)
BRL	110,178	USD	114,943	10/4/2021	HUS	—	(4,765)	(4,765)
BRL	110,178	USD	115,382	10/4/2021	HUS	—	(5,204)	(5,204)
BRL	110,178	USD	115,216	10/4/2021	HUS	—	(5,038)	(5,038)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2021 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	110,178	USD	115,299	10/4/2021	HUS	$—	$(5,121)	$(5,121)
BRL	110,178	USD	115,823	10/4/2021	HUS	—	(5,645)	(5,645)
BRL	110,178	USD	115,880	10/4/2021	HUS	—	(5,702)	(5,702)
BRL	110,178	USD	115,618	10/4/2021	HUS	—	(5,440)	(5,440)
BRL	110,178	USD	115,851	10/4/2021	HUS	—	(5,673)	(5,673)
BRL	110,178	USD	115,861	10/4/2021	HUS	—	(5,683)	(5,683)
BRL	110,178	USD	115,878	10/4/2021	HUS	—	(5,700)	(5,700)
BRL	110,178	USD	115,929	10/4/2021	HUS	—	(5,751)	(5,751)
BRL	110,178	USD	115,991	10/4/2021	HUS	—	(5,813)	(5,813)
BRL	110,178	USD	115,598	10/4/2021	HUS	—	(5,420)	(5,420)
BRL	110,178	USD	115,589	10/4/2021	HUS	—	(5,411)	(5,411)
BRL	110,178	USD	115,771	10/4/2021	HUS	—	(5,593)	(5,593)
BRL	110,178	USD	115,840	10/4/2021	HUS	—	(5,662)	(5,662)
BRL	110,178	USD	115,601	10/4/2021	HUS	—	(5,423)	(5,423)
BRL	110,178	USD	114,856	10/4/2021	HUS	—	(4,678)	(4,678)
BRL	111,242	USD	116,008	10/4/2021	HUS	—	(4,766)	(4,766)
BRL	128,541	USD	132,787	10/4/2021	HUS	—	(4,246)	(4,246)
BRL	128,541	USD	133,057	10/4/2021	HUS	—	(4,516)	(4,516)
BRL	128,541	USD	133,053	10/4/2021	HUS	—	(4,512)	(4,512)
BRL	128,541	USD	133,002	10/4/2021	HUS	—	(4,461)	(4,461)
BRL	128,541	USD	133,061	10/4/2021	HUS	—	(4,520)	(4,520)
BRL	128,541	USD	133,113	10/4/2021	HUS	—	(4,572)	(4,572)
BRL	128,541	USD	133,083	10/4/2021	HUS	—	(4,542)	(4,542)
BRL	128,541	USD	133,115	10/4/2021	HUS	—	(4,574)	(4,574)
BRL	128,541	USD	134,147	10/4/2021	HUS	—	(5,606)	(5,606)
BRL	128,541	USD	134,211	10/4/2021	HUS	—	(5,670)	(5,670)
BRL	128,541	USD	134,326	10/4/2021	HUS	—	(5,785)	(5,785)
BRL	128,541	USD	134,230	10/4/2021	HUS	—	(5,689)	(5,689)
BRL	128,541	USD	135,207	10/4/2021	HUS	—	(6,666)	(6,666)
BRL	128,541	USD	135,253	10/4/2021	HUS	—	(6,712)	(6,712)
BRL	128,541	USD	134,847	10/4/2021	HUS	—	(6,306)	(6,306)
BRL	128,541	USD	133,987	10/4/2021	HUS	—	(5,446)	(5,446)
BRL	128,541	USD	133,961	10/4/2021	HUS	—	(5,420)	(5,420)
BRL	128,541	USD	135,085	10/4/2021	HUS	—	(6,544)	(6,544)
BRL	128,541	USD	135,063	10/4/2021	HUS	—	(6,522)	(6,522)
BRL	139,053	USD	145,043	10/4/2021	HUS	—	(5,990)	(5,990)
BRL	146,904	USD	153,704	10/4/2021	HUS	—	(6,800)	(6,800)
BRL	146,904	USD	153,079	10/4/2021	HUS	—	(6,175)	(6,175)
BRL	181,793	USD	189,634	10/4/2021	HUS	—	(7,841)	(7,841)
BRL	183,629	USD	188,974	10/4/2021	HUS	—	(5,345)	(5,345)
BRL	188,173	USD	197,168	10/4/2021	HUS	—	(8,995)	(8,995)
BRL	201,992	USD	208,727	10/4/2021	HUS	—	(6,735)	(6,735)
BRL	210,699	USD	221,080	10/4/2021	HUS	—	(10,381)	(10,381)
BRL	211,964	USD	222,851	10/4/2021	HUS	—	(10,887)	(10,887)
BRL	211,964	USD	223,207	10/4/2021	HUS	—	(11,243)	(11,243)
BRL	220,355	USD	227,676	10/4/2021	HUS	—	(7,321)	(7,321)
BRL	220,355	USD	227,654	10/4/2021	HUS	—	(7,299)	(7,299)
BRL	220,355	USD	227,932	10/4/2021	HUS	—	(7,577)	(7,577)
BRL	222,077	USD	230,149	10/4/2021	HUS	—	(8,072)	(8,072)
BRL	222,192	USD	231,818	10/4/2021	HUS	—	(9,626)	(9,626)
BRL	225,686	USD	234,854	10/4/2021	HUS	—	(9,168)	(9,168)
BRL	227,467	USD	237,160	10/4/2021	HUS	—	(9,693)	(9,693)
BRL	236,158	USD	247,888	10/4/2021	HUS	—	(11,730)	(11,730)
BRL	237,091	USD	246,031	10/4/2021	HUS	—	(8,940)	(8,940)
BRL	238,718	USD	246,404	10/4/2021	HUS	—	(7,686)	(7,686)
BRL	239,140	USD	249,100	10/4/2021	HUS	—	(9,960)	(9,960)
BRL	240,484	USD	248,710	10/4/2021	HUS	—	(8,226)	(8,226)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2021 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	242,245	USD	254,742	10/4/2021	HUS	$—	$(12,497)	$(12,497)
BRL	242,245	USD	254,972	10/4/2021	HUS	—	(12,727)	(12,727)
BRL	246,752	USD	255,458	10/4/2021	HUS	—	(8,706)	(8,706)
BRL	257,081	USD	266,109	10/4/2021	HUS	—	(9,028)	(9,028)
BRL	266,167	USD	275,300	10/4/2021	HUS	—	(9,133)	(9,133)
BRL	275,444	USD	284,365	10/4/2021	HUS	—	(8,921)	(8,921)
BRL	275,444	USD	284,507	10/4/2021	HUS	—	(9,063)	(9,063)
BRL	275,444	USD	284,445	10/4/2021	HUS	—	(9,001)	(9,001)
BRL	275,444	USD	284,899	10/4/2021	HUS	—	(9,455)	(9,455)
BRL	283,390	USD	297,584	10/4/2021	HUS	—	(14,194)	(14,194)
BRL	297,788	USD	314,517	10/4/2021	HUS	—	(16,729)	(16,729)
BRL	297,788	USD	315,003	10/4/2021	HUS	—	(17,215)	(17,215)
BRL	310,334	USD	321,046	10/4/2021	HUS	—	(10,712)	(10,712)
BRL	316,122	USD	328,221	10/4/2021	HUS	—	(12,099)	(12,099)
BRL	333,087	USD	350,474	10/4/2021	HUS	—	(17,387)	(17,387)
BRL	342,465	USD	355,539	10/4/2021	HUS	—	(13,074)	(13,074)
BRL	344,780	USD	361,503	10/4/2021	HUS	—	(16,723)	(16,723)
BRL	348,896	USD	358,638	10/4/2021	HUS	—	(9,742)	(9,742)
BRL	348,896	USD	361,156	10/4/2021	HUS	—	(12,260)	(12,260)
BRL	348,896	USD	361,293	10/4/2021	HUS	—	(12,397)	(12,397)
BRL	348,896	USD	368,491	10/4/2021	HUS	—	(19,595)	(19,595)
BRL	349,125	USD	360,650	10/4/2021	HUS	—	(11,525)	(11,525)
BRL	357,447	USD	371,832	10/4/2021	HUS	—	(14,385)	(14,385)
BRL	363,367	USD	382,372	10/4/2021	HUS	—	(19,005)	(19,005)
BRL	373,380	USD	389,789	10/4/2021	HUS	—	(16,409)	(16,409)
BRL	385,622	USD	403,077	10/4/2021	HUS	—	(17,455)	(17,455)
BRL	395,823	USD	417,471	10/4/2021	HUS	—	(21,648)	(21,648)
BRL	400,806	USD	413,836	10/4/2021	HUS	—	(13,030)	(13,030)
BRL	422,348	USD	436,863	10/4/2021	HUS	—	(14,515)	(14,515)
BRL	423,929	USD	446,093	10/4/2021	HUS	—	(22,164)	(22,164)
BRL	442,480	USD	459,986	10/4/2021	HUS	—	(17,506)	(17,506)
BRL	460,218	USD	486,166	10/4/2021	HUS	—	(25,948)	(25,948)
BRL	465,194	USD	485,182	10/4/2021	HUS	—	(19,988)	(19,988)
BRL	474,182	USD	491,675	10/4/2021	HUS	—	(17,493)	(17,493)
BRL	484,490	USD	510,009	10/4/2021	HUS	—	(25,519)	(25,519)
BRL	497,791	USD	517,386	10/4/2021	HUS	—	(19,595)	(19,595)
BRL	504,292	USD	521,530	10/4/2021	HUS	—	(17,238)	(17,238)
BRL	514,162	USD	538,959	10/4/2021	HUS	—	(24,797)	(24,797)
BRL	514,361	USD	543,920	10/4/2021	HUS	—	(29,559)	(29,559)
BRL	514,362	USD	544,239	10/4/2021	HUS	—	(29,877)	(29,877)
BRL	519,923	USD	542,689	10/4/2021	HUS	—	(22,766)	(22,766)
BRL	551,678	USD	574,191	10/4/2021	HUS	—	(22,513)	(22,513)
BRL	553,101	USD	574,604	10/4/2021	HUS	—	(21,503)	(21,503)
BRL	557,884	USD	580,507	10/4/2021	HUS	—	(22,623)	(22,623)
BRL	567,530	USD	587,694	10/4/2021	HUS	—	(20,164)	(20,164)
BRL	580,728	USD	600,251	10/4/2021	HUS	—	(19,523)	(19,523)
BRL	590,395	USD	619,605	10/4/2021	HUS	—	(29,210)	(29,210)
BRL	592,205	USD	613,892	10/4/2021	HUS	—	(21,687)	(21,687)
BRL	622,648	USD	658,098	10/4/2021	HUS	—	(35,450)	(35,450)
BRL	622,648	USD	658,292	10/4/2021	HUS	—	(35,644)	(35,644)
BRL	635,893	USD	669,506	10/4/2021	HUS	—	(33,613)	(33,613)
BRL	642,703	USD	674,612	10/4/2021	HUS	—	(31,909)	(31,909)
BRL	654,945	USD	679,278	10/4/2021	HUS	—	(24,333)	(24,333)
BRL	661,243	USD	694,068	10/4/2021	HUS	—	(32,825)	(32,825)
BRL	670,248	USD	696,561	10/4/2021	HUS	—	(26,313)	(26,313)
BRL	681,007	USD	712,821	10/4/2021	HUS	—	(31,814)	(31,814)
BRL	684,675	USD	712,251	10/4/2021	HUS	—	(27,576)	(27,576)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2021 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	684,858	USD	717,896	10/4/2021	HUS	$—	$(33,038)	$(33,038)
BRL	695,681	USD	724,174	10/4/2021	HUS	—	(28,493)	(28,493)
BRL	696,454	USD	733,415	10/4/2021	HUS	—	(36,961)	(36,961)
BRL	701,713	USD	725,064	10/4/2021	HUS	—	(23,351)	(23,351)
BRL	711,273	USD	738,567	10/4/2021	HUS	—	(27,294)	(27,294)
BRL	726,735	USD	764,426	10/4/2021	HUS	—	(37,691)	(37,691)
BRL	740,256	USD	767,233	10/4/2021	HUS	—	(26,977)	(26,977)
BRL	748,172	USD	773,922	10/4/2021	HUS	—	(25,750)	(25,750)
BRL	791,647	USD	835,918	10/4/2021	HUS	—	(44,271)	(44,271)
BRL	801,996	USD	833,437	10/4/2021	HUS	—	(31,441)	(31,441)
BRL	840,315	USD	887,159	10/4/2021	HUS	—	(46,844)	(46,844)
BRL	853,418	USD	882,540	10/4/2021	HUS	—	(29,122)	(29,122)
BRL	927,018	USD	966,087	10/4/2021	HUS	—	(39,069)	(39,069)
BRL	936,510	USD	980,645	10/4/2021	HUS	—	(44,135)	(44,135)
BRL	956,562	USD	996,000	10/4/2021	HUS	—	(39,438)	(39,438)
BRL	973,236	USD	1,019,788	10/4/2021	HUS	—	(46,552)	(46,552)
BRL	1,086,168	USD	1,122,631	10/4/2021	HUS	—	(36,463)	(36,463)
BRL	1,159,055	USD	1,224,558	10/4/2021	HUS	—	(65,503)	(65,503)
BRL	1,159,056	USD	1,223,617	10/4/2021	HUS	—	(64,561)	(64,561)
BRL	2,289,247	USD	2,398,589	10/4/2021	HUS	—	(109,342)	(109,342)
BRL	3,984,759	USD	4,195,876	10/4/2021	HUS	—	(211,117)	(211,117)
BRL	5,306,891	USD	5,581,355	10/4/2021	HUS	—	(274,464)	(274,464)
BRL	5,986,320	USD	6,302,669	10/4/2021	HUS	—	(316,349)	(316,349)
BRL	24,459,441	USD	24,272,734	10/4/2021	HUS	186,707	—	186,707
USD	50,272,403	BRL	49,139,237	10/4/2021	HUS	1,133,166	—	1,133,166
USD	18,938,318	BRL	18,362,944	10/4/2021	HUS	575,374	—	575,374
USD	17,642,786	BRL	16,948,997	10/4/2021	HUS	693,789	—	693,789
USD	542,623	BRL	547,179	10/4/2021	HUS	—	(4,556)	(4,556)
USD	535,515	BRL	539,871	10/4/2021	HUS	—	(4,356)	(4,356)
USD	534,955	BRL	539,871	10/4/2021	HUS	—	(4,916)	(4,916)
USD	521,539	BRL	525,291	10/4/2021	HUS	—	(3,752)	(3,752)
USD	460,965	BRL	465,406	10/4/2021	HUS	—	(4,441)	(4,441)
USD	467,832	BRL	459,074	10/4/2021	HUS	8,758	—	8,758
USD	430,341	BRL	422,348	10/4/2021	HUS	7,993	—	7,993
USD	430,044	BRL	422,348	10/4/2021	HUS	7,696	—	7,696
USD	412,295	BRL	415,856	10/4/2021	HUS	—	(3,561)	(3,561)
USD	368,911	BRL	372,325	10/4/2021	HUS	—	(3,414)	(3,414)
USD	373,916	BRL	367,259	10/4/2021	HUS	6,657	—	6,657
USD	355,390	BRL	348,896	10/4/2021	HUS	6,494	—	6,494
USD	357,664	BRL	348,896	10/4/2021	HUS	8,768	—	8,768
USD	338,803	BRL	330,533	10/4/2021	HUS	8,270	—	8,270
USD	320,016	BRL	312,170	10/4/2021	HUS	7,846	—	7,846
USD	319,753	BRL	312,170	10/4/2021	HUS	7,583	—	7,583
USD	320,107	BRL	312,170	10/4/2021	HUS	7,937	—	7,937
USD	280,536	BRL	275,444	10/4/2021	HUS	5,092	—	5,092
USD	260,601	BRL	262,646	10/4/2021	HUS	—	(2,045)	(2,045)
USD	262,030	BRL	257,081	10/4/2021	HUS	4,949	—	4,949
USD	261,757	BRL	257,081	10/4/2021	HUS	4,676	—	4,676
USD	267,753	BRL	257,081	10/4/2021	HUS	10,672	—	10,672
USD	243,183	BRL	238,718	10/4/2021	HUS	4,465	—	4,465
USD	248,496	BRL	238,718	10/4/2021	HUS	9,778	—	9,778
USD	221,580	BRL	223,395	10/4/2021	HUS	—	(1,815)	(1,815)
USD	221,429	BRL	223,395	10/4/2021	HUS	—	(1,966)	(1,966)
USD	224,420	BRL	220,355	10/4/2021	HUS	4,065	—	4,065
USD	225,888	BRL	220,355	10/4/2021	HUS	5,533	—	5,533
USD	217,171	BRL	218,872	10/4/2021	HUS	—	(1,701)	(1,701)
USD	202,720	BRL	204,778	10/4/2021	HUS	—	(2,058)	(2,058)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2021 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	205,869	BRL	201,992	10/4/2021	HUS	$3,877	$—	$3,877
USD	195,623	BRL	196,984	10/4/2021	HUS	—	(1,361)	(1,361)
USD	187,062	BRL	183,629	10/4/2021	HUS	3,433	—	3,433
USD	169,986	BRL	165,267	10/4/2021	HUS	4,719	—	4,719
USD	170,387	BRL	165,267	10/4/2021	HUS	5,120	—	5,120
USD	170,462	BRL	165,267	10/4/2021	HUS	5,195	—	5,195
USD	169,437	BRL	165,267	10/4/2021	HUS	4,170	—	4,170
USD	150,601	BRL	146,904	10/4/2021	HUS	3,697	—	3,697
USD	149,628	BRL	146,904	10/4/2021	HUS	2,724	—	2,724
USD	146,274	BRL	146,904	10/4/2021	HUS	—	(630)	(630)
USD	146,523	BRL	146,904	10/4/2021	HUS	—	(381)	(381)
USD	146,573	BRL	146,904	10/4/2021	HUS	—	(331)	(331)
USD	145,950	BRL	146,904	10/4/2021	HUS	—	(954)	(954)
USD	147,879	BRL	146,904	10/4/2021	HUS	975	—	975
USD	147,645	BRL	146,904	10/4/2021	HUS	741	—	741
USD	147,608	BRL	146,904	10/4/2021	HUS	704	—	704
USD	150,832	BRL	146,904	10/4/2021	HUS	3,928	—	3,928
USD	150,939	BRL	146,904	10/4/2021	HUS	4,035	—	4,035
USD	151,178	BRL	146,904	10/4/2021	HUS	4,274	—	4,274
USD	151,198	BRL	146,904	10/4/2021	HUS	4,294	—	4,294
USD	151,312	BRL	146,904	10/4/2021	HUS	4,408	—	4,408
USD	151,324	BRL	146,904	10/4/2021	HUS	4,420	—	4,420
USD	129,290	BRL	130,314	10/4/2021	HUS	—	(1,024)	(1,024)
USD	127,647	BRL	128,541	10/4/2021	HUS	—	(894)	(894)
USD	127,750	BRL	128,541	10/4/2021	HUS	—	(791)	(791)
USD	128,335	BRL	128,541	10/4/2021	HUS	—	(206)	(206)
USD	128,201	BRL	128,541	10/4/2021	HUS	—	(340)	(340)
USD	128,997	BRL	128,541	10/4/2021	HUS	456	—	456
USD	132,355	BRL	128,541	10/4/2021	HUS	3,814	—	3,814
USD	132,037	BRL	128,541	10/4/2021	HUS	3,496	—	3,496
USD	109,441	BRL	110,178	10/4/2021	HUS	—	(737)	(737)
USD	109,483	BRL	110,178	10/4/2021	HUS	—	(695)	(695)
USD	110,408	BRL	110,178	10/4/2021	HUS	230	—	230
USD	110,636	BRL	110,178	10/4/2021	HUS	458	—	458
USD	113,583	BRL	110,178	10/4/2021	HUS	3,405	—	3,405
USD	113,665	BRL	110,178	10/4/2021	HUS	3,487	—	3,487
USD	113,450	BRL	110,178	10/4/2021	HUS	3,272	—	3,272
USD	113,383	BRL	110,178	10/4/2021	HUS	3,205	—	3,205
USD	113,461	BRL	110,178	10/4/2021	HUS	3,283	—	3,283
USD	113,223	BRL	110,178	10/4/2021	HUS	3,045	—	3,045
USD	91,195	BRL	91,815	10/4/2021	HUS	—	(620)	(620)
USD	91,229	BRL	91,815	10/4/2021	HUS	—	(586)	(586)
USD	91,252	BRL	91,815	10/4/2021	HUS	—	(563)	(563)
USD	92,007	BRL	91,815	10/4/2021	HUS	192	—	192
USD	92,157	BRL	91,815	10/4/2021	HUS	342	—	342
USD	92,353	BRL	91,815	10/4/2021	HUS	538	—	538
USD	92,445	BRL	91,815	10/4/2021	HUS	630	—	630
USD	94,475	BRL	91,815	10/4/2021	HUS	2,660	—	2,660
USD	94,635	BRL	91,815	10/4/2021	HUS	2,820	—	2,820
USD	94,301	BRL	91,815	10/4/2021	HUS	2,486	—	2,486
USD	95,736	BRL	91,815	10/4/2021	HUS	3,921	—	3,921
USD	73,112	BRL	73,452	10/4/2021	HUS	—	(340)	(340)
USD	72,961	BRL	73,452	10/4/2021	HUS	—	(491)	(491)
USD	73,227	BRL	73,452	10/4/2021	HUS	—	(225)	(225)
USD	73,565	BRL	73,452	10/4/2021	HUS	113	—	113
USD	73,614	BRL	73,452	10/4/2021	HUS	162	—	162
USD	73,664	BRL	73,452	10/4/2021	HUS	212	—	212

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2021 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	73,679	BRL	73,452	10/4/2021	HUS	$227	$—	$227
USD	73,914	BRL	73,452	10/4/2021	HUS	462	—	462
USD	73,934	BRL	73,452	10/4/2021	HUS	482	—	482
USD	73,757	BRL	73,452	10/4/2021	HUS	305	—	305
USD	73,955	BRL	73,452	10/4/2021	HUS	503	—	503
USD	75,428	BRL	73,452	10/4/2021	HUS	1,976	—	1,976
USD	75,651	BRL	73,452	10/4/2021	HUS	2,199	—	2,199
USD	75,605	BRL	73,452	10/4/2021	HUS	2,153	—	2,153
USD	75,644	BRL	73,452	10/4/2021	HUS	2,192	—	2,192
USD	75,442	BRL	73,452	10/4/2021	HUS	1,990	—	1,990
USD	75,426	BRL	73,452	10/4/2021	HUS	1,974	—	1,974
USD	54,752	BRL	55,089	10/4/2021	HUS	—	(337)	(337)
USD	55,224	BRL	55,089	10/4/2021	HUS	135	—	135
USD	55,232	BRL	55,089	10/4/2021	HUS	143	—	143
USD	55,258	BRL	55,089	10/4/2021	HUS	169	—	169
USD	55,440	BRL	55,089	10/4/2021	HUS	351	—	351
USD	55,402	BRL	55,089	10/4/2021	HUS	313	—	313
USD	55,395	BRL	55,089	10/4/2021	HUS	306	—	306
USD	55,438	BRL	55,089	10/4/2021	HUS	349	—	349
USD	55,477	BRL	55,089	10/4/2021	HUS	388	—	388
USD	56,564	BRL	55,089	10/4/2021	HUS	1,475	—	1,475
USD	56,669	BRL	55,089	10/4/2021	HUS	1,580	—	1,580
USD	56,717	BRL	55,089	10/4/2021	HUS	1,628	—	1,628
USD	37,120	BRL	36,726	10/4/2021	HUS	394	—	394
USD	37,113	BRL	36,726	10/4/2021	HUS	387	—	387
USD	37,113	BRL	36,726	10/4/2021	HUS	387	—	387
USD	36,990	BRL	36,726	10/4/2021	HUS	264	—	264
USD	36,948	BRL	36,726	10/4/2021	HUS	222	—	222
USD	36,925	BRL	36,726	10/4/2021	HUS	199	—	199
USD	36,946	BRL	36,726	10/4/2021	HUS	220	—	220
USD	18,577	BRL	18,363	10/4/2021	HUS	214	—	214
USD	18,562	BRL	18,363	10/4/2021	HUS	199	—	199
CLP	369,947	USD	385,119	10/6/2021	HUS	—	(15,172)	(15,172)
CLP	554,921	USD	577,679	10/6/2021	HUS	—	(22,758)	(22,758)
CLP	554,921	USD	577,782	10/6/2021	HUS	—	(22,861)	(22,861)
CLP	616,579	USD	652,180	10/6/2021	HUS	—	(35,601)	(35,601)
CLP	739,895	USD	770,337	10/6/2021	HUS	—	(30,442)	(30,442)
CLP	924,868	USD	962,921	10/6/2021	HUS	—	(38,053)	(38,053)
CLP	986,526	USD	1,044,632	10/6/2021	HUS	—	(58,106)	(58,106)
CLP	1,171,500	USD	1,239,788	10/6/2021	HUS	—	(68,288)	(68,288)
CLP	20,947,527	USD	21,633,851	10/6/2021	HUS	—	(686,324)	(686,324)
CLP	21,411,442	USD	22,026,565	10/6/2021	HUS	—	(615,123)	(615,123)
USD	11,466,984	CLP	10,747,705	10/6/2021	HUS	719,279	—	719,279
USD	2,290,086	CLP	2,138,793	10/6/2021	HUS	151,293	—	151,293
USD	2,224,526	CLP	2,075,107	10/6/2021	HUS	149,419	—	149,419
USD	1,807,301	CLP	1,686,024	10/6/2021	HUS	121,277	—	121,277
USD	1,482,492	CLP	1,372,006	10/6/2021	HUS	110,486	—	110,486
USD	1,380,399	CLP	1,294,816	10/6/2021	HUS	85,583	—	85,583
USD	1,345,913	CLP	1,294,816	10/6/2021	HUS	51,097	—	51,097
USD	1,059,448	CLP	986,526	10/6/2021	HUS	72,922	—	72,922
USD	1,058,901	CLP	986,526	10/6/2021	HUS	72,375	—	72,375
USD	964,183	CLP	924,868	10/6/2021	HUS	39,315	—	39,315
USD	958,003	CLP	924,868	10/6/2021	HUS	33,135	—	33,135
USD	926,452	CLP	863,210	10/6/2021	HUS	63,242	—	63,242
USD	897,044	CLP	863,210	10/6/2021	HUS	33,834	—	33,834
USD	854,241	CLP	801,553	10/6/2021	HUS	52,688	—	52,688
USD	835,403	CLP	801,553	10/6/2021	HUS	33,850	—	33,850

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2021 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	832,096	CLP	801,553	10/6/2021	HUS	$30,543	$—	$30,543
USD	771,705	CLP	739,895	10/6/2021	HUS	31,810	—	31,810
USD	766,852	CLP	739,895	10/6/2021	HUS	26,957	—	26,957
USD	722,686	CLP	678,237	10/6/2021	HUS	44,449	—	44,449
USD	702,478	CLP	678,237	10/6/2021	HUS	24,241	—	24,241
USD	672,608	CLP	621,286	10/6/2021	HUS	51,322	—	51,322
USD	640,944	CLP	616,579	10/6/2021	HUS	24,365	—	24,365
USD	633,232	CLP	616,579	10/6/2021	HUS	16,653	—	16,653
USD	640,074	CLP	616,579	10/6/2021	HUS	23,495	—	23,495
USD	639,951	CLP	616,579	10/6/2021	HUS	23,372	—	23,372
USD	569,866	CLP	554,921	10/6/2021	HUS	14,945	—	14,945
USD	507,228	CLP	493,263	10/6/2021	HUS	13,965	—	13,965
USD	506,521	CLP	493,263	10/6/2021	HUS	13,258	—	13,258
USD	510,464	CLP	493,263	10/6/2021	HUS	17,201	—	17,201
USD	510,634	CLP	493,263	10/6/2021	HUS	17,371	—	17,371
USD	510,451	CLP	493,263	10/6/2021	HUS	17,188	—	17,188
USD	504,099	CLP	465,964	10/6/2021	HUS	38,135	—	38,135
USD	504,700	CLP	465,964	10/6/2021	HUS	38,736	—	38,736
USD	504,341	CLP	465,964	10/6/2021	HUS	38,377	—	38,377
USD	449,837	CLP	431,605	10/6/2021	HUS	18,232	—	18,232
USD	442,562	CLP	431,605	10/6/2021	HUS	10,957	—	10,957
USD	443,729	CLP	431,605	10/6/2021	HUS	12,124	—	12,124
USD	443,015	CLP	431,605	10/6/2021	HUS	11,410	—	11,410
USD	446,827	CLP	431,605	10/6/2021	HUS	15,222	—	15,222
USD	446,519	CLP	431,605	10/6/2021	HUS	14,914	—	14,914
USD	379,847	CLP	369,947	10/6/2021	HUS	9,900	—	9,900
USD	380,290	CLP	369,947	10/6/2021	HUS	10,343	—	10,343
USD	382,746	CLP	369,947	10/6/2021	HUS	12,799	—	12,799
USD	383,970	CLP	369,947	10/6/2021	HUS	14,023	—	14,023
USD	384,005	CLP	369,947	10/6/2021	HUS	14,058	—	14,058
USD	327,972	CLP	308,289	10/6/2021	HUS	19,683	—	19,683
USD	327,419	CLP	308,289	10/6/2021	HUS	19,130	—	19,130
USD	316,943	CLP	308,289	10/6/2021	HUS	8,654	—	8,654
USD	318,999	CLP	308,289	10/6/2021	HUS	10,710	—	10,710
USD	262,488	CLP	246,632	10/6/2021	HUS	15,856	—	15,856
USD	262,161	CLP	246,632	10/6/2021	HUS	15,529	—	15,529
USD	262,045	CLP	246,632	10/6/2021	HUS	15,413	—	15,413
USD	261,877	CLP	246,632	10/6/2021	HUS	15,245	—	15,245
USD	261,902	CLP	246,632	10/6/2021	HUS	15,270	—	15,270
USD	261,928	CLP	246,632	10/6/2021	HUS	15,296	—	15,296
USD	252,801	CLP	246,632	10/6/2021	HUS	6,169	—	6,169
USD	252,791	CLP	246,632	10/6/2021	HUS	6,159	—	6,159
USD	253,454	CLP	246,632	10/6/2021	HUS	6,822	—	6,822
USD	196,869	CLP	184,974	10/6/2021	HUS	11,895	—	11,895
USD	196,693	CLP	184,974	10/6/2021	HUS	11,719	—	11,719
USD	189,953	CLP	184,974	10/6/2021	HUS	4,979	—	4,979
USD	189,972	CLP	184,974	10/6/2021	HUS	4,998	—	4,998
USD	191,398	CLP	184,974	10/6/2021	HUS	6,424	—	6,424
USD	131,058	CLP	123,316	10/6/2021	HUS	7,742	—	7,742
USD	130,933	CLP	123,316	10/6/2021	HUS	7,617	—	7,617
USD	126,568	CLP	123,316	10/6/2021	HUS	3,252	—	3,252
USD	126,653	CLP	123,316	10/6/2021	HUS	3,337	—	3,337
USD	65,501	CLP	61,658	10/6/2021	HUS	3,843	—	3,843
PHP	48,994	USD	49,895	10/15/2021	HUS	—	(901)	(901)
PHP	48,994	USD	49,898	10/15/2021	HUS	—	(904)	(904)
PHP	48,994	USD	49,901	10/15/2021	HUS	—	(907)	(907)
PHP	48,994	USD	49,999	10/15/2021	HUS	—	(1,005)	(1,005)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2021 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PHP	48,994	USD	49,956	10/15/2021	HUS	$—	$(962)	$(962)
PHP	48,994	USD	49,963	10/15/2021	HUS	—	(969)	(969)
PHP	48,994	USD	49,787	10/15/2021	HUS	—	(793)	(793)
PHP	48,994	USD	50,008	10/15/2021	HUS	—	(1,014)	(1,014)
PHP	48,994	USD	50,057	10/15/2021	HUS	—	(1,063)	(1,063)
PHP	48,994	USD	50,111	10/15/2021	HUS	—	(1,117)	(1,117)
PHP	97,988	USD	100,034	10/15/2021	HUS	—	(2,046)	(2,046)
PHP	97,988	USD	100,086	10/15/2021	HUS	—	(2,098)	(2,098)
PHP	97,988	USD	100,048	10/15/2021	HUS	—	(2,060)	(2,060)
PHP	97,988	USD	100,321	10/15/2021	HUS	—	(2,333)	(2,333)
PHP	146,981	USD	149,991	10/15/2021	HUS	—	(3,010)	(3,010)
PHP	146,981	USD	150,036	10/15/2021	HUS	—	(3,055)	(3,055)
PHP	146,981	USD	150,084	10/15/2021	HUS	—	(3,103)	(3,103)
PHP	146,981	USD	150,093	10/15/2021	HUS	—	(3,112)	(3,112)
PHP	146,981	USD	149,949	10/15/2021	HUS	—	(2,968)	(2,968)
PHP	146,981	USD	149,896	10/15/2021	HUS	—	(2,915)	(2,915)
PHP	146,981	USD	150,192	10/15/2021	HUS	—	(3,211)	(3,211)
PHP	195,975	USD	200,108	10/15/2021	HUS	—	(4,133)	(4,133)
PHP	195,975	USD	199,920	10/15/2021	HUS	—	(3,945)	(3,945)
PHP	391,950	USD	400,713	10/15/2021	HUS	—	(8,763)	(8,763)
PHP	440,944	USD	450,018	10/15/2021	HUS	—	(9,074)	(9,074)
PHP	440,944	USD	450,234	10/15/2021	HUS	—	(9,290)	(9,290)
PHP	685,913	USD	701,539	10/15/2021	HUS	—	(15,626)	(15,626)
PHP	734,907	USD	751,744	10/15/2021	HUS	—	(16,837)	(16,837)
USD	792,833	PHP	783,901	10/15/2021	HUS	8,932	—	8,932
USD	694,155	PHP	685,913	10/15/2021	HUS	8,242	—	8,242
USD	644,189	PHP	636,919	10/15/2021	HUS	7,270	—	7,270
USD	594,755	PHP	587,926	10/15/2021	HUS	6,829	—	6,829
USD	595,771	PHP	587,926	10/15/2021	HUS	7,845	—	7,845
USD	594,767	PHP	587,926	10/15/2021	HUS	6,841	—	6,841
USD	546,101	PHP	538,932	10/15/2021	HUS	7,169	—	7,169
USD	495,825	PHP	489,938	10/15/2021	HUS	5,887	—	5,887
USD	49,801	PHP	48,994	10/15/2021	HUS	807	—	807
USD	49,773	PHP	48,994	10/15/2021	HUS	779	—	779
KRW	1,013,267	USD	1,011,881	10/18/2021	HUS	1,386	—	1,386
USD	30,946,371	KRW	30,229,138	10/18/2021	HUS	717,233	—	717,233
USD	2,556,455	KRW	2,533,168	10/18/2021	HUS	23,287	—	23,287
USD	2,051,632	KRW	2,026,534	10/18/2021	HUS	25,098	—	25,098
USD	1,871,847	KRW	1,857,657	10/18/2021	HUS	14,190	—	14,190
USD	1,640,661	KRW	1,604,340	10/18/2021	HUS	36,321	—	36,321
USD	1,362,131	KRW	1,351,023	10/18/2021	HUS	11,108	—	11,108
USD	772,938	KRW	759,950	10/18/2021	HUS	12,988	—	12,988
USD	770,106	KRW	759,950	10/18/2021	HUS	10,156	—	10,156
USD	513,084	KRW	506,634	10/18/2021	HUS	6,450	—	6,450
USD	510,517	KRW	506,634	10/18/2021	HUS	3,883	—	3,883
USD	427,654	KRW	422,195	10/18/2021	HUS	5,459	—	5,459
USD	425,395	KRW	422,195	10/18/2021	HUS	3,200	—	3,200
USD	342,117	KRW	337,756	10/18/2021	HUS	4,361	—	4,361
USD	342,349	KRW	337,756	10/18/2021	HUS	4,593	—	4,593
USD	342,262	KRW	337,756	10/18/2021	HUS	4,506	—	4,506
USD	256,683	KRW	253,317	10/18/2021	HUS	3,366	—	3,366
USD	85,427	KRW	84,439	10/18/2021	HUS	988	—	988
USD	85,565	KRW	84,439	10/18/2021	HUS	1,126	—	1,126
CNY	154,625	USD	154,257	10/19/2021	HUS	368	—	368
CNY	154,625	USD	154,352	10/19/2021	HUS	273	—	273
CNY	154,625	USD	154,524	10/19/2021	HUS	101	—	101
CNY	231,938	USD	231,411	10/19/2021	HUS	527	—	527

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2021 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CNY	231,938	USD	231,387	10/19/2021	HUS	$551	$—	$551
CNY	231,938	USD	231,475	10/19/2021	HUS	463	—	463
CNY	231,938	USD	231,428	10/19/2021	HUS	510	—	510
CNY	309,250	USD	308,580	10/19/2021	HUS	670	—	670
CNY	309,250	USD	308,761	10/19/2021	HUS	489	—	489
CNY	309,250	USD	309,044	10/19/2021	HUS	206	—	206
CNY	386,563	USD	385,603	10/19/2021	HUS	960	—	960
CNY	386,563	USD	385,680	10/19/2021	HUS	883	—	883
CNY	386,563	USD	386,202	10/19/2021	HUS	361	—	361
CNY	463,875	USD	462,946	10/19/2021	HUS	929	—	929
CNY	463,875	USD	464,401	10/19/2021	HUS	—	(526)	(526)
CNY	541,188	USD	540,883	10/19/2021	HUS	305	—	305
CNY	773,125	USD	771,307	10/19/2021	HUS	1,818	—	1,818
CNY	13,684,316	USD	13,640,778	10/19/2021	HUS	43,538	—	43,538
USD	19,251,645	CNY	19,250,817	10/19/2021	HUS	828	—	828
USD	154,012	CNY	154,625	10/19/2021	HUS	—	(613)	(613)
COP	1,206,725	USD	1,205,219	10/20/2021	HUS	1,506	—	1,506
COP	1,206,725	USD	1,205,291	10/20/2021	HUS	1,434	—	1,434
COP	1,206,725	USD	1,213,189	10/20/2021	HUS	—	(6,464)	(6,464)
COP	1,206,725	USD	1,213,572	10/20/2021	HUS	—	(6,847)	(6,847)
COP	2,990,580	USD	2,971,071	10/20/2021	HUS	19,509	—	19,509
USD	2,471,742	COP	2,518,383	10/20/2021	HUS	—	(46,641)	(46,641)
USD	897,620	COP	908,071	10/20/2021	HUS	—	(10,451)	(10,451)
USD	718,663	COP	726,457	10/20/2021	HUS	—	(7,794)	(7,794)
USD	717,775	COP	726,457	10/20/2021	HUS	—	(8,682)	(8,682)
USD	571,342	COP	590,246	10/20/2021	HUS	—	(18,904)	(18,904)
USD	571,521	COP	590,246	10/20/2021	HUS	—	(18,725)	(18,725)
USD	571,365	COP	590,246	10/20/2021	HUS	—	(18,881)	(18,881)
USD	571,225	COP	590,246	10/20/2021	HUS	—	(19,021)	(19,021)
USD	575,290	COP	577,129	10/20/2021	HUS	—	(1,839)	(1,839)
EUR	14,349,532	USD	14,480,067	10/21/2021	HUS	—	(130,535)	(130,535)
USD	41,338,952	EUR	40,475,090	10/21/2021	HUS	863,862	—	863,862
USD	38,500,495	KRW	38,091,994	10/28/2021	HUS	408,501	—	408,501
USD	17,479,175	KRW	17,289,983	10/28/2021	HUS	189,192	—	189,192
USD	2,130,732	KRW	2,110,594	10/28/2021	HUS	20,138	—	20,138
USD	1,863,076	KRW	1,857,322	10/28/2021	HUS	5,754	—	5,754
USD	1,611,453	KRW	1,604,051	10/28/2021	HUS	7,402	—	7,402
USD	1,106,167	KRW	1,097,509	10/28/2021	HUS	8,658	—	8,658
USD	766,904	KRW	759,814	10/28/2021	HUS	7,090	—	7,090
USD	680,376	KRW	675,390	10/28/2021	HUS	4,986	—	4,986
USD	595,521	KRW	590,966	10/28/2021	HUS	4,555	—	4,555
USD	596,506	KRW	590,966	10/28/2021	HUS	5,540	—	5,540
USD	511,395	KRW	506,542	10/28/2021	HUS	4,853	—	4,853
USD	512,037	KRW	506,542	10/28/2021	HUS	5,495	—	5,495
USD	511,917	KRW	506,542	10/28/2021	HUS	5,375	—	5,375
USD	425,937	KRW	422,119	10/28/2021	HUS	3,818	—	3,818
USD	338,517	KRW	337,695	10/28/2021	HUS	822	—	822
USD	341,121	KRW	337,695	10/28/2021	HUS	3,426	—	3,426
USD	254,831	KRW	253,271	10/28/2021	HUS	1,560	—	1,560
USD	255,559	KRW	253,271	10/28/2021	HUS	2,288	—	2,288
USD	170,401	KRW	168,848	10/28/2021	HUS	1,553	—	1,553
USD	84,563	KRW	84,424	10/28/2021	HUS	139	—	139
USD	84,558	KRW	84,424	10/28/2021	HUS	134	—	134
USD	84,541	KRW	84,424	10/28/2021	HUS	117	—	117
CNY	77,256	USD	77,168	10/29/2021	HUS	88	—	88

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2021 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CNY	77,256	USD	77,039	10/29/2021	HUS	$217	$—	$217
CNY	154,513	USD	154,462	10/29/2021	HUS	51	—	51
CNY	231,769	USD	232,204	10/29/2021	HUS	—	(435)	(435)
CNY	309,026	USD	308,800	10/29/2021	HUS	226	—	226
CNY	309,026	USD	309,086	10/29/2021	HUS	—	(60)	(60)
CNY	309,026	USD	309,332	10/29/2021	HUS	—	(306)	(306)
CNY	386,282	USD	386,363	10/29/2021	HUS	—	(81)	(81)
CNY	386,282	USD	386,885	10/29/2021	HUS	—	(603)	(603)
CNY	540,795	USD	541,737	10/29/2021	HUS	—	(942)	(942)
CNY	618,051	USD	619,742	10/29/2021	HUS	—	(1,691)	(1,691)
CNY	849,821	USD	850,590	10/29/2021	HUS	—	(769)	(769)
CNY	1,158,846	USD	1,159,590	10/29/2021	HUS	—	(744)	(744)
CNY	1,467,872	USD	1,469,269	10/29/2021	HUS	—	(1,397)	(1,397)
CNY	1,467,872	USD	1,471,249	10/29/2021	HUS	—	(3,377)	(3,377)
CNY	1,467,872	USD	1,463,654	10/29/2021	HUS	4,218	—	4,218
CNY	9,734,309	USD	9,727,626	10/29/2021	HUS	6,683	—	6,683
BRL	621,491	USD	647,317	11/3/2021	HUS	—	(25,826)	(25,826)
BRL	786,003	USD	818,795	11/3/2021	HUS	—	(32,792)	(32,792)
BRL	16,871,642	USD	17,558,878	11/3/2021	HUS	—	(687,236)	(687,236)
BRL	18,279,136	USD	18,849,786	11/3/2021	HUS	—	(570,650)	(570,650)
BRL	48,914,967	USD	50,036,461	11/3/2021	HUS	—	(1,121,494)	(1,121,494)
USD	8,159,149	BRL	8,134,215	11/3/2021	HUS	24,934	—	24,934
USD	4,622,031	BRL	4,606,342	11/3/2021	HUS	15,689	—	15,689
USD	1,492,110	BRL	1,489,555	11/3/2021	HUS	2,555	—	2,555
USD	1,491,971	BRL	1,489,555	11/3/2021	HUS	2,416	—	2,416
USD	1,491,348	BRL	1,489,555	11/3/2021	HUS	1,793	—	1,793
USD	1,225,017	BRL	1,206,423	11/3/2021	HUS	18,594	—	18,594
USD	948,618	BRL	932,236	11/3/2021	HUS	16,382	—	16,382
USD	865,205	BRL	863,942	11/3/2021	HUS	1,263	—	1,263
USD	866,585	BRL	863,195	11/3/2021	HUS	3,390	—	3,390
USD	874,570	BRL	859,119	11/3/2021	HUS	15,451	—	15,451
USD	832,574	BRL	829,331	11/3/2021	HUS	3,243	—	3,243
USD	816,262	BRL	814,737	11/3/2021	HUS	1,525	—	1,525
USD	806,793	BRL	803,665	11/3/2021	HUS	3,128	—	3,128
USD	792,671	BRL	786,003	11/3/2021	HUS	6,668	—	6,668
USD	773,722	BRL	767,958	11/3/2021	HUS	5,764	—	5,764
USD	761,412	BRL	758,584	11/3/2021	HUS	2,828	—	2,828
USD	768,021	BRL	749,445	11/3/2021	HUS	18,576	—	18,576
USD	755,037	BRL	749,445	11/3/2021	HUS	5,592	—	5,592
USD	749,201	BRL	746,398	11/3/2021	HUS	2,803	—	2,803
USD	746,832	BRL	741,477	11/3/2021	HUS	5,355	—	5,355
USD	747,533	BRL	741,477	11/3/2021	HUS	6,056	—	6,056
USD	736,983	BRL	731,165	11/3/2021	HUS	5,818	—	5,818
USD	730,741	BRL	730,455	11/3/2021	HUS	286	—	286
USD	732,768	BRL	730,454	11/3/2021	HUS	2,314	—	2,314
USD	702,691	BRL	702,360	11/3/2021	HUS	331	—	331
USD	686,358	BRL	685,195	11/3/2021	HUS	1,163	—	1,163
USD	647,692	BRL	646,171	11/3/2021	HUS	1,521	—	1,521
USD	638,782	BRL	635,821	11/3/2021	HUS	2,961	—	2,961
USD	605,224	BRL	603,211	11/3/2021	HUS	2,013	—	2,013
USD	580,210	BRL	566,653	11/3/2021	HUS	13,557	—	13,557
USD	568,070	BRL	565,542	11/3/2021	HUS	2,528	—	2,528
USD	537,372	BRL	536,240	11/3/2021	HUS	1,132	—	1,132
USD	533,293	BRL	529,626	11/3/2021	HUS	3,667	—	3,667
USD	527,481	BRL	525,243	11/3/2021	HUS	2,238	—	2,238

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2021 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	506,881	BRL	503,145	11/3/2021	HUS	$3,736	$—	$3,736
USD	499,642	BRL	497,599	11/3/2021	HUS	2,043	—	2,043
USD	499,367	BRL	497,599	11/3/2021	HUS	1,768	—	1,768
USD	499,525	BRL	497,599	11/3/2021	HUS	1,926	—	1,926
USD	478,578	BRL	477,605	11/3/2021	HUS	973	—	973
USD	479,321	BRL	475,258	11/3/2021	HUS	4,063	—	4,063
USD	449,919	BRL	449,510	11/3/2021	HUS	409	—	409
USD	450,076	BRL	449,510	11/3/2021	HUS	566	—	566
USD	447,463	BRL	446,866	11/3/2021	HUS	597	—	597
USD	446,378	BRL	438,699	11/3/2021	HUS	7,679	—	7,679
USD	446,975	BRL	438,699	11/3/2021	HUS	8,276	—	8,276
USD	441,485	BRL	438,699	11/3/2021	HUS	2,786	—	2,786
USD	423,331	BRL	420,420	11/3/2021	HUS	2,911	—	2,911
USD	404,955	BRL	402,141	11/3/2021	HUS	2,814	—	2,814
USD	400,101	BRL	397,220	11/3/2021	HUS	2,881	—	2,881
USD	394,215	BRL	393,322	11/3/2021	HUS	893	—	893
USD	388,445	BRL	386,950	11/3/2021	HUS	1,495	—	1,495
USD	388,391	BRL	386,949	11/3/2021	HUS	1,442	—	1,442
USD	386,346	BRL	383,862	11/3/2021	HUS	2,484	—	2,484
USD	353,419	BRL	347,304	11/3/2021	HUS	6,115	—	6,115
USD	349,639	BRL	347,304	11/3/2021	HUS	2,335	—	2,335
USD	338,054	BRL	337,133	11/3/2021	HUS	921	—	921
USD	337,884	BRL	337,133	11/3/2021	HUS	751	—	751
USD	331,216	BRL	329,024	11/3/2021	HUS	2,192	—	2,192
USD	331,661	BRL	329,024	11/3/2021	HUS	2,637	—	2,637
USD	330,051	BRL	329,024	11/3/2021	HUS	1,027	—	1,027
USD	328,775	BRL	327,419	11/3/2021	HUS	1,356	—	1,356
USD	328,459	BRL	327,419	11/3/2021	HUS	1,040	—	1,040
USD	318,152	BRL	310,745	11/3/2021	HUS	7,407	—	7,407
USD	317,034	BRL	310,745	11/3/2021	HUS	6,289	—	6,289
USD	313,000	BRL	310,745	11/3/2021	HUS	2,255	—	2,255
USD	312,851	BRL	310,745	11/3/2021	HUS	2,106	—	2,106
USD	313,121	BRL	310,745	11/3/2021	HUS	2,376	—	2,376
USD	313,217	BRL	310,745	11/3/2021	HUS	2,472	—	2,472
USD	298,815	BRL	297,653	11/3/2021	HUS	1,162	—	1,162
USD	299,395	BRL	292,466	11/3/2021	HUS	6,929	—	6,929
USD	294,534	BRL	292,466	11/3/2021	HUS	2,068	—	2,068
USD	280,802	BRL	274,187	11/3/2021	HUS	6,615	—	6,615
USD	276,238	BRL	274,187	11/3/2021	HUS	2,051	—	2,051
USD	266,830	BRL	264,813	11/3/2021	HUS	2,017	—	2,017
USD	256,829	BRL	255,908	11/3/2021	HUS	921	—	921
USD	256,672	BRL	255,908	11/3/2021	HUS	764	—	764
USD	253,652	BRL	252,849	11/3/2021	HUS	803	—	803
USD	253,453	BRL	252,849	11/3/2021	HUS	604	—	604
USD	249,755	BRL	248,800	11/3/2021	HUS	955	—	955
USD	238,921	BRL	238,123	11/3/2021	HUS	798	—	798
USD	243,281	BRL	237,629	11/3/2021	HUS	5,652	—	5,652
USD	242,404	BRL	237,629	11/3/2021	HUS	4,775	—	4,775
USD	239,451	BRL	237,629	11/3/2021	HUS	1,822	—	1,822
USD	225,329	BRL	224,755	11/3/2021	HUS	574	—	574
USD	225,316	BRL	224,755	11/3/2021	HUS	561	—	561
USD	223,727	BRL	219,350	11/3/2021	HUS	4,377	—	4,377
USD	220,761	BRL	219,350	11/3/2021	HUS	1,411	—	1,411
USD	220,831	BRL	219,350	11/3/2021	HUS	1,481	—	1,481
USD	221,027	BRL	219,350	11/3/2021	HUS	1,677	—	1,677

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2021 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	219,945	BRL	219,350	11/3/2021	HUS	$595	$—	$595
USD	220,055	BRL	219,350	11/3/2021	HUS	705	—	705
USD	209,237	BRL	208,357	11/3/2021	HUS	880	—	880
USD	205,006	BRL	201,071	11/3/2021	HUS	3,935	—	3,935
USD	205,045	BRL	201,071	11/3/2021	HUS	3,974	—	3,974
USD	201,174	BRL	201,071	11/3/2021	HUS	103	—	103
USD	201,662	BRL	201,071	11/3/2021	HUS	591	—	591
USD	197,259	BRL	196,661	11/3/2021	HUS	598	—	598
USD	192,718	BRL	191,931	11/3/2021	HUS	787	—	787
USD	186,807	BRL	185,369	11/3/2021	HUS	1,438	—	1,438
USD	186,700	BRL	182,791	11/3/2021	HUS	3,909	—	3,909
USD	184,090	BRL	182,791	11/3/2021	HUS	1,299	—	1,299
USD	184,008	BRL	182,791	11/3/2021	HUS	1,217	—	1,217
USD	182,736	BRL	182,791	11/3/2021	HUS	—	(55)	(55)
USD	182,942	BRL	182,791	11/3/2021	HUS	151	—	151
USD	182,775	BRL	182,791	11/3/2021	HUS	—	(16)	(16)
USD	182,792	BRL	182,791	11/3/2021	HUS	1	—	1
USD	182,875	BRL	182,791	11/3/2021	HUS	84	—	84
USD	167,739	BRL	164,512	11/3/2021	HUS	3,227	—	3,227
USD	168,564	BRL	164,512	11/3/2021	HUS	4,052	—	4,052
USD	168,425	BRL	164,512	11/3/2021	HUS	3,913	—	3,913
USD	168,378	BRL	164,512	11/3/2021	HUS	3,866	—	3,866
USD	167,763	BRL	164,512	11/3/2021	HUS	3,251	—	3,251
USD	168,520	BRL	164,512	11/3/2021	HUS	4,008	—	4,008
USD	165,554	BRL	164,512	11/3/2021	HUS	1,042	—	1,042
USD	165,576	BRL	164,512	11/3/2021	HUS	1,064	—	1,064
USD	165,682	BRL	164,512	11/3/2021	HUS	1,170	—	1,170
USD	164,452	BRL	164,512	11/3/2021	HUS	—	(60)	(60)
USD	164,562	BRL	164,512	11/3/2021	HUS	50	—	50
USD	164,558	BRL	164,512	11/3/2021	HUS	46	—	46
USD	164,572	BRL	164,512	11/3/2021	HUS	60	—	60
USD	149,164	BRL	146,233	11/3/2021	HUS	2,931	—	2,931
USD	149,108	BRL	146,233	11/3/2021	HUS	2,875	—	2,875
USD	149,659	BRL	146,233	11/3/2021	HUS	3,426	—	3,426
USD	149,273	BRL	146,233	11/3/2021	HUS	3,040	—	3,040
USD	149,035	BRL	146,233	11/3/2021	HUS	2,802	—	2,802
USD	149,041	BRL	146,233	11/3/2021	HUS	2,808	—	2,808
USD	146,296	BRL	146,233	11/3/2021	HUS	63	—	63
USD	146,335	BRL	146,233	11/3/2021	HUS	102	—	102
USD	146,260	BRL	146,233	11/3/2021	HUS	27	—	27
USD	130,927	BRL	127,954	11/3/2021	HUS	2,973	—	2,973
USD	130,710	BRL	127,954	11/3/2021	HUS	2,756	—	2,756
USD	130,702	BRL	127,954	11/3/2021	HUS	2,748	—	2,748
USD	130,308	BRL	127,954	11/3/2021	HUS	2,354	—	2,354
USD	130,423	BRL	127,954	11/3/2021	HUS	2,469	—	2,469
USD	130,389	BRL	127,954	11/3/2021	HUS	2,435	—	2,435
USD	130,501	BRL	127,954	11/3/2021	HUS	2,547	—	2,547
USD	130,639	BRL	127,954	11/3/2021	HUS	2,685	—	2,685
USD	130,851	BRL	127,954	11/3/2021	HUS	2,897	—	2,897
USD	130,879	BRL	127,954	11/3/2021	HUS	2,925	—	2,925
USD	130,976	BRL	127,954	11/3/2021	HUS	3,022	—	3,022
USD	130,575	BRL	127,954	11/3/2021	HUS	2,621	—	2,621
USD	130,444	BRL	127,954	11/3/2021	HUS	2,490	—	2,490
USD	130,470	BRL	127,954	11/3/2021	HUS	2,516	—	2,516
USD	131,047	BRL	127,954	11/3/2021	HUS	3,093	—	3,093

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2021 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	127,997	BRL	127,954	11/3/2021	HUS	$43	$—	$43
USD	127,976	BRL	127,954	11/3/2021	HUS	22	—	22
USD	111,873	BRL	109,675	11/3/2021	HUS	2,198	—	2,198
USD	111,774	BRL	109,675	11/3/2021	HUS	2,099	—	2,099
USD	111,958	BRL	109,675	11/3/2021	HUS	2,283	—	2,283
USD	111,884	BRL	109,675	11/3/2021	HUS	2,209	—	2,209
USD	111,694	BRL	109,675	11/3/2021	HUS	2,019	—	2,019
USD	111,842	BRL	109,675	11/3/2021	HUS	2,167	—	2,167
USD	111,838	BRL	109,675	11/3/2021	HUS	2,163	—	2,163
USD	111,696	BRL	109,675	11/3/2021	HUS	2,021	—	2,021
USD	111,735	BRL	109,675	11/3/2021	HUS	2,060	—	2,060
USD	112,344	BRL	109,675	11/3/2021	HUS	2,669	—	2,669
USD	109,649	BRL	109,675	11/3/2021	HUS	—	(26)	(26)
USD	93,126	BRL	91,396	11/3/2021	HUS	1,730	—	1,730
USD	93,261	BRL	91,396	11/3/2021	HUS	1,865	—	1,865
USD	93,233	BRL	91,396	11/3/2021	HUS	1,837	—	1,837
USD	93,349	BRL	91,396	11/3/2021	HUS	1,953	—	1,953
USD	93,178	BRL	91,396	11/3/2021	HUS	1,782	—	1,782
USD	93,178	BRL	91,396	11/3/2021	HUS	1,782	—	1,782
USD	93,220	BRL	91,396	11/3/2021	HUS	1,824	—	1,824
USD	93,215	BRL	91,396	11/3/2021	HUS	1,819	—	1,819
USD	93,338	BRL	91,396	11/3/2021	HUS	1,942	—	1,942
USD	93,228	BRL	91,396	11/3/2021	HUS	1,832	—	1,832
USD	93,102	BRL	91,396	11/3/2021	HUS	1,706	—	1,706
USD	93,307	BRL	91,396	11/3/2021	HUS	1,911	—	1,911
USD	93,216	BRL	91,396	11/3/2021	HUS	1,820	—	1,820
USD	93,184	BRL	91,396	11/3/2021	HUS	1,788	—	1,788
USD	93,283	BRL	91,396	11/3/2021	HUS	1,887	—	1,887
USD	93,116	BRL	91,396	11/3/2021	HUS	1,720	—	1,720
USD	93,130	BRL	91,396	11/3/2021	HUS	1,734	—	1,734
USD	91,408	BRL	91,396	11/3/2021	HUS	12	—	12
USD	74,725	BRL	73,117	11/3/2021	HUS	1,608	—	1,608
USD	74,548	BRL	73,117	11/3/2021	HUS	1,431	—	1,431
USD	74,644	BRL	73,117	11/3/2021	HUS	1,527	—	1,527
USD	74,609	BRL	73,117	11/3/2021	HUS	1,492	—	1,492
USD	74,568	BRL	73,117	11/3/2021	HUS	1,451	—	1,451
USD	74,552	BRL	73,117	11/3/2021	HUS	1,435	—	1,435
USD	74,539	BRL	73,117	11/3/2021	HUS	1,422	—	1,422
USD	74,551	BRL	73,117	11/3/2021	HUS	1,434	—	1,434
USD	74,622	BRL	73,117	11/3/2021	HUS	1,505	—	1,505
USD	74,643	BRL	73,117	11/3/2021	HUS	1,526	—	1,526
USD	74,573	BRL	73,117	11/3/2021	HUS	1,456	—	1,456
USD	74,591	BRL	73,117	11/3/2021	HUS	1,474	—	1,474
USD	73,152	BRL	73,117	11/3/2021	HUS	35	—	35
USD	73,145	BRL	73,117	11/3/2021	HUS	28	—	28
USD	73,132	BRL	73,117	11/3/2021	HUS	15	—	15
USD	73,116	BRL	73,117	11/3/2021	HUS	—	(1)	(1)
USD	56,053	BRL	54,837	11/3/2021	HUS	1,216	—	1,216
USD	55,987	BRL	54,837	11/3/2021	HUS	1,150	—	1,150
USD	56,113	BRL	54,837	11/3/2021	HUS	1,276	—	1,276
USD	56,118	BRL	54,837	11/3/2021	HUS	1,281	—	1,281
USD	37,307	BRL	36,558	11/3/2021	HUS	749	—	749
USD	36,808	BRL	36,558	11/3/2021	HUS	250	—	250
PHP	48,955	USD	50,037	11/5/2021	HUS	—	(1,082)	(1,082)
USD	1,658,957	PHP	1,664,455	11/5/2021	HUS	—	(5,498)	(5,498)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2021 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,613,187	PHP	1,615,500	11/5/2021	HUS	$—	$(2,313)	$(2,313)
USD	1,559,515	PHP	1,566,546	11/5/2021	HUS	—	(7,031)	(7,031)
USD	1,519,071	PHP	1,517,591	11/5/2021	HUS	1,480	—	1,480
USD	1,465,216	PHP	1,468,637	11/5/2021	HUS	—	(3,421)	(3,421)
USD	1,367,348	PHP	1,370,728	11/5/2021	HUS	—	(3,380)	(3,380)
USD	1,317,844	PHP	1,321,773	11/5/2021	HUS	—	(3,929)	(3,929)
USD	1,272,091	PHP	1,272,819	11/5/2021	HUS	—	(728)	(728)
USD	974,583	PHP	979,091	11/5/2021	HUS	—	(4,508)	(4,508)
USD	49,482	PHP	48,955	11/5/2021	HUS	527	—	527
CNY	617,240	USD	616,218	11/16/2021	HUS	1,022	—	1,022
CNY	19,211,608	USD	19,205,879	11/16/2021	HUS	5,729	—	5,729
USD	1,350,427	KRW	1,350,316	11/19/2021	HUS	111	—	111
USD	1,349,653	KRW	1,350,316	11/19/2021	HUS	—	(663)	(663)
USD	1,264,137	KRW	1,265,921	11/19/2021	HUS	—	(1,784)	(1,784)
USD	1,264,617	KRW	1,265,921	11/19/2021	HUS	—	(1,304)	(1,304)
USD	1,179,961	KRW	1,181,527	11/19/2021	HUS	—	(1,566)	(1,566)
USD	1,010,960	KRW	1,012,737	11/19/2021	HUS	—	(1,777)	(1,777)
USD	968,438	KRW	970,540	11/19/2021	HUS	—	(2,102)	(2,102)
USD	968,446	KRW	970,540	11/19/2021	HUS	—	(2,094)	(2,094)
USD	843,413	KRW	843,948	11/19/2021	HUS	—	(535)	(535)
USD	843,235	KRW	843,948	11/19/2021	HUS	—	(713)	(713)
USD	760,013	KRW	759,553	11/19/2021	HUS	460	—	460
USD	758,982	KRW	759,553	11/19/2021	HUS	—	(571)	(571)
USD	683,780	PHP	685,032	11/19/2021	HUS	—	(1,252)	(1,252)
USD	673,650	KRW	675,158	11/19/2021	HUS	—	(1,508)	(1,508)
USD	674,684	KRW	675,158	11/19/2021	HUS	—	(474)	(474)
USD	632,541	PHP	636,101	11/19/2021	HUS	—	(3,560)	(3,560)
USD	535,437	PHP	538,240	11/19/2021	HUS	—	(2,803)	(2,803)
USD	535,093	PHP	538,240	11/19/2021	HUS	—	(3,147)	(3,147)
USD	342,663	PHP	342,516	11/19/2021	HUS	147	—	147
USD	342,714	PHP	342,516	11/19/2021	HUS	198	—	198
USD	338,037	KRW	337,579	11/19/2021	HUS	458	—	458
USD	293,404	PHP	293,585	11/19/2021	HUS	—	(181)	(181)
USD	169,008	KRW	168,790	11/19/2021	HUS	218	—	218
USD	2,964,581	COP	2,983,679	11/23/2021	HUS	—	(19,098)	(19,098)
USD	21,927,813	CLP	21,271,675	12/17/2021	HUS	656,138	—	656,138
USD	21,536,072	CLP	20,810,789	12/17/2021	HUS	725,283	—	725,283
USD	2,382,585	CLP	2,315,454	12/17/2021	HUS	67,131	—	67,131
USD	567,243	CLP	551,299	12/17/2021	HUS	15,944	—	15,944
USD	453,681	CLP	441,039	12/17/2021	HUS	12,642	—	12,642
USD	443,302	CLP	428,788	12/17/2021	HUS	14,514	—	14,514
USD	443,083	CLP	428,788	12/17/2021	HUS	14,295	—	14,295
USD	379,876	CLP	367,532	12/17/2021	HUS	12,344	—	12,344
USD	316,784	CLP	306,277	12/17/2021	HUS	10,507	—	10,507
USD	316,632	CLP	306,277	12/17/2021	HUS	10,355	—	10,355
USD	253,444	CLP	245,022	12/17/2021	HUS	8,422	—	8,422
USD	253,168	CLP	245,022	12/17/2021	HUS	8,146	—	8,146
USD	190,034	CLP	183,766	12/17/2021	HUS	6,268	—	6,268
USD	190,015	CLP	183,766	12/17/2021	HUS	6,249	—	6,249
USD	126,656	CLP	122,511	12/17/2021	HUS	4,145	—	4,145
USD	126,634	CLP	122,511	12/17/2021	HUS	4,123	—	4,123
USD	126,592	CLP	122,511	12/17/2021	HUS	4,081	—	4,081
USD	3,517,151	CLP	3,481,150	1/19/2022	HUS	36,001	—	36,001
USD	1,256,644	CLP	1,221,456	1/19/2022	HUS	35,188	—	35,188
USD	1,174,276	CLP	1,160,383	1/19/2022	HUS	13,893	—	13,893

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2021 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,132,474	CLP	1,099,310	1/19/2022	HUS	$33,164	$—	$33,164
USD	988,879	CLP	977,165	1/19/2022	HUS	11,714	—	11,714
USD	988,423	CLP	977,165	1/19/2022	HUS	11,258	—	11,258
USD	748,765	CLP	732,874	1/19/2022	HUS	15,891	—	15,891
USD	628,986	CLP	610,728	1/19/2022	HUS	18,258	—	18,258
USD	624,150	CLP	610,728	1/19/2022	HUS	13,422	—	13,422
USD	624,009	CLP	610,728	1/19/2022	HUS	13,281	—	13,281
USD	617,648	CLP	610,728	1/19/2022	HUS	6,920	—	6,920
USD	499,207	CLP	488,582	1/19/2022	HUS	10,625	—	10,625
USD	499,207	CLP	488,582	1/19/2022	HUS	10,625	—	10,625
USD	374,481	CLP	366,437	1/19/2022	HUS	8,044	—	8,044
USD	371,522	CLP	366,437	1/19/2022	HUS	5,085	—	5,085
USD	371,453	CLP	366,437	1/19/2022	HUS	5,016	—	5,016
USD	371,471	CLP	366,437	1/19/2022	HUS	5,034	—	5,034
USD	309,578	CLP	305,364	1/19/2022	HUS	4,214	—	4,214
USD	310,024	CLP	305,364	1/19/2022	HUS	4,660	—	4,660
USD	309,563	CLP	305,364	1/19/2022	HUS	4,199	—	4,199
USD	309,590	CLP	305,364	1/19/2022	HUS	4,226	—	4,226
USD	248,019	CLP	244,291	1/19/2022	HUS	3,728	—	3,728
USD	185,737	CLP	183,218	1/19/2022	HUS	2,519	—	2,519
USD	123,902	CLP	122,146	1/19/2022	HUS	1,756	—	1,756
USD	123,961	CLP	122,146	1/19/2022	HUS	1,815	—	1,815
PEN	3,809,322	USD	3,847,939	10/5/2021	RBS	—	(38,617)	(38,617)
USD	3,981,898	PEN	3,809,322	10/5/2021	RBS	172,576	—	172,576
USD	3,834,262	PEN	3,798,526	12/20/2021	RBS	35,736	—	35,736
USD	729,235	PEN	723,529	12/20/2021	RBS	5,706	—	5,706
USD	729,253	PEN	723,529	12/20/2021	RBS	5,724	—	5,724
USD	243,096	PEN	241,176	12/20/2021	RBS	1,920	—	1,920
USD	243,133	PEN	241,176	12/20/2021	RBS	1,957	—	1,957
USD	182,342	PEN	180,882	12/20/2021	RBS	1,460	—	1,460
USD	1,502,331	PEN	1,503,528	1/24/2022	RBS	—	(1,197)	(1,197)
USD	601,044	PEN	601,411	1/24/2022	RBS	—	(367)	(367)

						$11,950,389	$(10,116,388)	$1,834,001

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

CBK	Citibank, N.A.
HUS	HSBC Bank (USA)
RBS	Royal Bank of Scotland PLC

Currency Abbreviations:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
KRW	South Korean Won
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
TWD	Taiwan Dollar
USD	United States Dollar

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

Index Abbreviations:

CAC40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
NASDAQ	National Association of Securities Dealers Automated Quotations.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
Russell 2000	U.S. Small-Cap Stock Market Index.
S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
SPI 200	Australian Equity Market Index Future.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:

JSE	Johannesburg Stock Exchange.
LME	London Metal Exchange.
SGX	Singapore Stock Exchange.

Other Abbreviations:
Bobl	Medium term debt that is issued by the Federal Republic of Germany.
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
EURIBOR	Euro Interbank Offered Rate.
GILT	Bank of England Bonds.
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending.
Schatz	Short-dated equivalent of the Bobl and Bund futures
SONIA	Sterling Overnight Index Rate
Sugar #11	World Benchmark for raw sugar.
ULSD	Ultra-low-sulfur diesel.
WTI	West Texas Intermediate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2021, the investments were classified as described below:

AHL Managed Futures Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$—	$1,664,822,992	$—	$1,664,822,992

Total Investments in Securities - Assets	$—	$1,664,822,992	$—	$1,664,822,992

Financial Derivative Instruments - Assets
Futures Contracts	$38,785,402	$7,505,230	$—	$46,290,632
Forward Foreign Currency Contracts	—	11,950,389	—	11,950,389

Total Financial Derivative Instruments - Assets	$38,785,402	$19,455,619	$—	$58,241,021

Financial Derivative Instruments - Liabilities
Futures Contracts	$(29,500,485)	$—	$—	$(29,500,485)
Forward Foreign Currency Contracts	—	(10,116,388)	—	(10,116,388)

Total Financial Derivative Instruments - Liabilities	$(29,500,485)	$(10,116,388)	$—	$(39,616,873)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2021 (Unaudited)

		Principal Amount*	Fair Value
FOREIGN SOVEREIGN OBLIGATIONS - 33.75%
Deutsche Bundesrepublik Inflation-Linked Bond, 0.500%, Due 4/15/2030, Series I/LA B C	EUR	71,330,160	$102,016,612
French Republic Government Bond OAT, 0.700%, Due 7/25/2030, Series OATEB C D	EUR	63,280,450	90,454,048
United Kingdom Gilt Inflation-Linked, 0.125%, Due 3/22/2029, Series 3MOB C	GBP	72,046,240	122,088,890

Total Foreign Sovereign Obligations (Cost $318,087,926)			314,559,550

U.S. TREASURY OBLIGATIONS - 27.66%
United States Treasury Inflation-Protected Security,
0.125%, Due 10/15/2025C		$70,483,330	76,264,248
0.125%, Due 4/15/2026C		33,306,880	36,057,299
0.125%, Due 7/15/2030C		79,846,500	87,978,783
0.125%, Due 1/15/2031C		52,428,500	57,477,474

Total U.S. Treasury Obligations (Cost $257,185,424)			257,777,804

SHORT-TERM INVESTMENTS - 21.67%
U.S. Treasury Obligations - 21.67%
U.S. Treasury Bills,
0.025%, Due 11/12/2021		50,000,000	49,997,229
0.014%, Due 11/18/2021A		62,000,000	61,997,520
0.044%, Due 12/16/2021A		20,000,000	19,998,723
0.042%, Due 2/3/2022A		50,000,000	49,992,188
0.046%, Due 2/24/2022A		20,000,000	19,996,147

Total Short-Term Investments (Cost $201,984,620)			201,981,807

TOTAL INVESTMENTS - 83.08% (Cost $777,257,970)			774,319,161
OTHER ASSETS, NET OF LIABILITIES - 16.92%			157,751,364

TOTAL NET ASSETS - 100.00%			$932,070,525

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A	All or a portion represents positions held by the American Beacon Cayman TargetRisk Co, Ltd.
B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C	Inflation-Indexed Note.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $90,454,048 or 9.70% of net assets. The Fund has no right to demand registration of these securities.

Long Futures Contracts Open on September 30, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index	129	October 2021	$23,661,860	$23,021,641	$(640,219)
CAC40 Index	307	October 2021	23,695,060	23,178,883	(516,177)
DAX Index	65	December 2021	29,500,259	28,776,887	(723,372)
Euro Stoxx 50 Index	979	December 2021	47,171,576	45,905,314	(1,266,262)
FTSE 100 Index	525	December 2021	49,610,003	50,036,885	426,882
FTSE China A50 Index	1,150	October 2021	17,628,194	17,816,950	188,756
FTSE Taiwan Index	219	October 2021	13,232,388	12,956,040	(276,348)

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2021 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
FTSE/JSE Top 40 Index	137	December 2021	$5,300,755	$5,293,133	$(7,622)
FTSE/MIB Index	150	December 2021	22,169,115	22,043,109	(126,006)
Hang Seng China Enterprises Index	303	October 2021	16,726,936	16,972,266	245,330
Hang Seng Index	123	October 2021	19,192,316	19,374,359	182,043
iShares STOXX Europe 600 UCITS ETF	61	December 2021	1,227,830	1,197,676	(30,154)
KOSPI 200 Index	298	December 2021	26,218,809	25,263,302	(955,507)
MSCI SING IX ETS	451	October 2021	11,873,568	11,741,678	(131,890)
NASDAQ 100 E-Mini	195	December 2021	60,131,150	57,261,750	(2,869,400)
Nikkei 225 (SGX)	337	December 2021	45,134,387	44,920,212	(214,175)
OMXS30 Index	1,051	October 2021	27,957,900	27,051,149	(906,751)
S&P 500 E-Mini Index	521	December 2021	116,225,079	111,956,388	(4,268,691)
S&P 500 E-Mini Index	15	December 2021	2,862,771	2,756,100	(106,671)
S&P/TSX 60 Index	344	December 2021	66,520,465	64,970,535	(1,549,930)
SGX NIFTY 50 Index	87	October 2021	3,101,653	3,062,748	(38,905)
SPI 200	292	December 2021	38,993,865	38,489,049	(504,816)
TOPIX Index	375	December 2021	69,088,907	68,416,146	(672,761)

			$737,224,846	$722,462,200	$(14,762,646)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Australian 10-Year Bond	783	December 2021	$81,591,881	$80,083,329	$(1,508,552)
Australian 3-Year Bond	24	December 2021	2,024,083	2,020,293	(3,790)
Canadian 10-Year Bond	429	December 2021	49,707,706	48,485,197	(1,222,509)
Euro OAT	481	December 2021	93,996,605	92,461,748	(1,534,857)
Euro-Bobl	29	December 2021	4,561,862	4,532,588	(29,274)
Euro-BTP	417	December 2021	74,429,354	73,396,699	(1,032,655)
Euro-Bund	873	December 2021	174,597,861	171,728,687	(2,869,174)
Euro-Buxl 30-Year Bond	79	December 2021	19,237,285	18,607,571	(629,714)
Japanese 10-Year Government Bond	131	December 2021	178,707,399	178,170,358	(537,041)
Korea 10-Year Government Bond	479	December 2021	51,133,750	50,250,498	(883,252)
Korea 3-Year Government Bond	20	December 2021	1,854,081	1,847,973	(6,108)
Long GILT	555	December 2021	96,387,889	93,588,059	(2,799,830)
U.S. Long Bond	538	December 2021	87,879,705	85,659,688	(2,220,017)
U.S. Treasury 10-Year Note	2,058	December 2021	274,458,071	270,852,094	(3,605,977)
U.S. Treasury 2-Year Note	23	December 2021	5,063,846	5,061,258	(2,588)
U.S. Treasury 5-Year Note	48	December 2021	5,919,031	5,891,625	(27,406)
U.S. Ultra Bond	546	December 2021	107,748,092	104,320,125	(3,427,967)

			$1,309,298,501	$1,286,957,790	$(22,340,711)

Centrally Cleared Swap Agreements Outstanding on September 30, 2021:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 9/30/2021 (2) (%)	Curr	Notional Amount (3) (000s)	Premiums Paid (Received)	Fair Value (4)	Unrealized Appreciation (Depreciation)
Markit CDX NA.HY-31 5-Year Index Version 1	5.00	Quarterly	6/20/2026	2.8467	USD	35,000	$3,223,029	$3,278,372	$55,343
iTraxx Europe Senior Financials	5.00	Quarterly	12/20/2026	2.5249	EUR	85,000	12,325,547	11,817,866	(507,681)
iTraxx Europe Senior Financials	1.00	Quarterly	12/20/2026	0.4983	EUR	5,000	154,154	153,449	(705)
Markit CDX NA.HY-31 5-Year Index Version 1	5.00	Quarterly	12/20/2026	2.9958	USD	55,000	5,118,365	5,205,078	86,713

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2021 (Unaudited)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 9/30/2021 (2) (%)	Curr	Notional Amount (3) (000s)	Premiums Paid (Received)	Fair Value (4)	Unrealized Appreciation (Depreciation)
Markit CDX NA.HY-31 5-Year Index Version 1	1.00	Quarterly	12/20/2026	0.5198	USD	250,000	6,082,308	6,161,887	79,579
iTraxx Europe Senior Financials	1.00	Quarterly	12/20/2026	0.4990	EUR	190,000	5,762,404	5,829,685	67,281

							$32,665,807	$32,446,337	$(219,470)

OTC Swap Agreements Outstanding on September 30, 2021:

Total Return Swap Agreements

Pay/Receive Floating Rate	Description	Reference Entity	Counter-party	Floating Rate	Payment Frequency	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	BBUXALC INDEX	JPM	0.000%	Monthly	10/4/2021	1,374,000	175,455,936	$(2,581)	$9,152,750

									$(2,581)	$9,152,750

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts Open on September 30, 2021:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JPY	1,765,991	USD	1,789,617	10/21/2021	SSB	$—	$(23,626)	$(23,626)
JPY	2,198,031	USD	2,205,761	10/21/2021	SSB	—	(7,730)	(7,730)
EUR	5,062,673	USD	5,107,831	10/21/2021	SSB	—	(45,158)	(45,158)
EUR	7,675,331	USD	7,760,095	10/21/2021	SSB	—	(84,764)	(84,764)
USD	132,387,609	GBP	128,513,468	10/21/2021	SSB	3,874,141	—	3,874,141
USD	121,705,526	EUR	119,156,419	10/21/2021	SSB	2,549,107	—	2,549,107
USD	104,728,183	EUR	102,534,665	10/21/2021	SSB	2,193,518	—	2,193,518
USD	7,490,803	JPY	7,410,305	10/21/2021	SSB	80,498	—	80,498
USD	4,260,011	EUR	4,236,744	10/21/2021	SSB	23,267	—	23,267
USD	3,218,470	EUR	3,174,889	10/21/2021	SSB	43,581	—	43,581
USD	2,532,947	EUR	2,506,824	10/21/2021	SSB	26,123	—	26,123
USD	1,813,557	EUR	1,792,880	10/21/2021	SSB	20,677	—	20,677
USD	1,385,858	JPY	1,363,016	10/21/2021	SSB	22,842	—	22,842
USD	1,167,672	JPY	1,170,444	10/21/2021	SSB	—	(2,772)	(2,772)
USD	1,047,803	JPY	1,034,349	10/21/2021	SSB	13,454	—	13,454
USD	1,060,268	GBP	1,032,910	10/21/2021	SSB	27,358	—	27,358
USD	930,598	JPY	934,922	10/21/2021	SSB	—	(4,324)	(4,324)
USD	932,702	EUR	918,951	10/21/2021	SSB	13,751	—	13,751

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2021 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2021 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	912,969	HKD	913,268	10/21/2021	SSB	$—	$(299)	$(299)
USD	909,896	AUD	907,334	10/21/2021	SSB	2,562	—	2,562
USD	825,956	JPY	816,976	10/21/2021	SSB	8,980	—	8,980
USD	778,133	AUD	780,552	10/21/2021	SSB	—	(2,419)	(2,419)
USD	743,763	CAD	750,246	10/21/2021	SSB	—	(6,483)	(6,483)
USD	716,472	HKD	716,121	10/21/2021	SSB	351	—	351
USD	692,569	CAD	702,006	10/21/2021	SSB	—	(9,437)	(9,437)
USD	688,943	HKD	688,803	10/21/2021	SSB	140	—	140
USD	664,098	HKD	663,591	10/21/2021	SSB	507	—	507
USD	653,799	HKD	653,796	10/21/2021	SSB	3	—	3
USD	614,026	SEK	607,492	10/21/2021	SSB	6,534	—	6,534
USD	529,047	CAD	531,016	10/21/2021	SSB	—	(1,969)	(1,969)
USD	533,135	GBP	525,139	10/21/2021	SSB	7,996	—	7,996
USD	478,184	JPY	469,458	10/21/2021	SSB	8,726	—	8,726
USD	451,284	AUD	450,031	10/21/2021	SSB	1,253	—	1,253
USD	408,719	AUD	409,287	10/21/2021	SSB	—	(568)	(568)
USD	367,046	JPY	367,554	10/21/2021	SSB	—	(508)	(508)
USD	220,000	JPY	217,015	10/21/2021	SSB	2,985	—	2,985
USD	152,858	AUD	150,904	10/21/2021	SSB	1,954	—	1,954
USD	153,559	SEK	150,871	10/21/2021	SSB	2,688	—	2,688
USD	140,641	SGD	139,066	10/21/2021	SSB	1,575	—	1,575
USD	138,109	JPY	136,541	10/21/2021	SSB	1,568	—	1,568
USD	133,537	SEK	132,933	10/21/2021	SSB	604	—	604
USD	132,060	ZAR	130,419	10/21/2021	SSB	1,641	—	1,641
USD	118,207	CAD	118,129	10/21/2021	SSB	78	—	78
USD	104,423	GBP	104,526	10/21/2021	SSB	—	(103)	(103)
USD	99,912	EUR	99,056	10/21/2021	SSB	856	—	856
USD	96,380	ZAR	93,699	10/21/2021	SSB	2,681	—	2,681
USD	81,965	SEK	80,926	10/21/2021	SSB	1,039	—	1,039
USD	74,525	GBP	73,450	10/21/2021	SSB	1,075	—	1,075
USD	72,263	HKD	72,209	10/21/2021	SSB	54	—	54
USD	44,620	SEK	44,594	10/21/2021	SSB	26	—	26
USD	38,822	ZAR	38,154	10/21/2021	SSB	668	—	668
USD	19,849	SGD	19,851	10/21/2021	SSB	—	(2)	(2)
USD	15,202	SGD	15,160	10/21/2021	SSB	42	—	42

						$8,944,903	$(190,162)	$8,754,741

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.

Currency Abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2021 (Unaudited)

Index Abbreviations:

BBUXALC	Bloomberg Commodity ex-Agriculture and Livestock Capped Index.
CAC40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
ETF	Exchange-Traded Fund.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
MSCI SING IX ETS	Morgan Stanley Capital International Singapore Exchange-Traded Funds.
NASDAQ	National Association of Securities Dealers Automated Quotations.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
SGX NIFTY	Singapore Stock Exchange NIFTY.
SPI 200	Australian Equity Market Index Future.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.
UCITS	Undertaking for Collective Investments in Transferable Securities.

Exchange Abbreviations:

JSE	Johannesburg Stock Exchange.
SGX	Singapore Stock Exchange.
OTC	Over-the-Counter.

Other Abbreviations:

BTP	Buoni del Tesoro Poliennali.
Bobl	Medium term debt that is issued by the Federal Republic of Germany.
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
CDX	Credit Default Swap Index.
GILT	Bank of England Bonds.
iTraxx	Credit Default Swap Index.
LIBOR	London Interbank Offered Rate.
OAT	Obligations Assimilables du Trésor.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2021, the investments were classified as described below:

AHL TargetRisk Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations	$—	$314,559,550	$—	$314,559,550
U.S. Treasury Obligations	—	257,777,804	—	257,777,804
Short-Term Investments	—	201,981,807	—	201,981,807

Total Investments in Securities - Assets	$—	$774,319,161	$—	$774,319,161

Financial Derivative Instruments - Assets
Futures Contracts	$1,043,011	$—	$—	$1,043,011
Swap Contract Agreements	—	9,441,666	—	9,441,666
Forward Foreign Currency Contracts	—	8,944,903	—	8,944,903

Total Financial Derivative Instruments - Assets	$1,043,011	$18,386,569	$—	$19,429,580

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2021 (Unaudited)

Financial Derivative Instruments - Liabilities
Futures Contracts	$(38,146,368)	$—	$—	$(38,146,368)
Swap Contract Agreements	—	(508,386)	—	(508,386)
Forward Foreign Currency Contracts	—	(190,162)	—	(190,162)

Total Financial Derivative Instruments - Liabilities	$(38,146,368)	$(698,548)	$—	$(38,844,916)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL TargetRisk Core FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS - 89.49%
U.S. Treasury Obligations - 89.49%
U.S. Treasury Bills,
0.035%, Due 10/7/2021	$1,500,000	$1,499,992
0.012%, Due 11/12/2021	1,500,000	1,499,917
0.033%, Due 11/26/2021	1,800,000	1,799,892
0.043%, Due 1/6/2022	1,750,000	1,749,845
0.045%, Due 1/13/2022	1,250,000	1,249,868
0.044%, Due 2/17/2022	1,500,000	1,499,739

Total Short-Term Investments (Cost $9,299,273)		9,299,253

TOTAL INVESTMENTS - 89.49% (Cost $9,299,273)		9,299,253
OTHER ASSETS, NET OF LIABILITIES - 10.51%		1,092,707

TOTAL NET ASSETS - 100.00%		$10,391,960

Percentages are stated as a percent of net assets.

Long Futures Contracts Open on September 30, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index	2	October 2021	$367,653	$356,925	$(10,728)
CAC40 Index	5	October 2021	383,826	377,506	(6,320)
DAX Index	1	December 2021	453,755	442,721	(11,034)
Euro Stoxx 50 Index	16	December 2021	770,694	750,240	(20,454)
FTSE 100 Index	10	December 2021	946,508	953,084	6,576
FTSE China A50 Index	15	October 2021	229,957	232,395	2,438
FTSE Taiwan Index	3	October 2021	181,142	177,480	(3,662)
FTSE/JSE Top 40 Index	2	December 2021	77,658	77,272	(386)
FTSE/MIB Index	3	December 2021	443,492	440,862	(2,630)
Hang Seng China Enterprises Index	4	October 2021	220,652	224,056	3,404
Hang Seng Index	2	October 2021	311,465	315,030	3,565
iShares STOXX Europe 600 UCITS ETF	1	December 2021	20,121	19,634	(487)
KOSPI 200 Index	4	December 2021	352,435	339,105	(13,330)
MSCI SING IX ETS	6	October 2021	158,073	156,209	(1,864)
NASDAQ 100 E-Mini	3	December 2021	925,959	880,950	(45,009)
Nikkei 225 (SGX)	5	December 2021	669,471	666,472	(2,999)
OMXS30 Index	22	October 2021	585,591	566,247	(19,344)
S&P 500 E-Mini Index	8	December 2021	1,787,692	1,719,100	(68,592)
S&P/TSX 60 Index	5	December 2021	967,766	944,339	(23,427)
SGX NIFTY 50 Index	1	October 2021	35,781	35,204	(577)
SPI 200	4	December 2021	534,892	527,247	(7,645)
TOPIX Index	6	December 2021	1,105,809	1,094,658	(11,151)

			$11,530,392	$11,296,736	$(233,656)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Australian 10-Year Bond	10	December 2021	$1,042,266	$1,022,776	$(19,490)
Canadian 10-Year Bond	6	December 2021	695,681	678,115	(17,566)
Euro OAT	8	December 2021	1,563,634	1,537,825	(25,809)
Euro-BTP	8	December 2021	1,427,863	1,408,090	(19,773)
Euro-Bund	13	December 2021	2,599,673	2,557,243	(42,430)
Euro-Buxl 30-Year Bond	1	December 2021	243,902	235,539	(8,363)

See accompanying notes

American Beacon AHL TargetRisk Core FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Japanese 10-Year Government Bond	1	December 2021	$1,364,254	$1,360,079	$(4,175)
Korea 10-Year Government Bond	6	December 2021	640,980	629,442	(11,538)
Long GILT	9	December 2021	1,564,736	1,517,644	(47,092)
U.S. Long Bond	8	December 2021	1,308,281	1,273,750	(34,531)
U.S. Treasury 10-Year Note	31	December 2021	4,135,740	4,079,891	(55,849)
U.S. Treasury 5-Year Note	1	December 2021	123,320	122,742	(578)
U.S. Ultra Bond	8	December 2021	1,576,945	1,528,500	(48,445)

			$18,287,275	$17,951,636	$(335,639)

Forward Foreign Currency Contracts Open on September 30, 2021:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JPY	89,574	USD	90,558	10/21/2021	SSB	$—	$(984)	$(984)
EUR	120,506	USD	121,590	10/21/2021	SSB	—	(1,084)	(1,084)
USD	278,123	EUR	272,298	10/21/2021	SSB	5,825	—	5,825
USD	191,398	JPY	189,113	10/21/2021	SSB	2,285	—	2,285
USD	117,984	GBP	114,531	10/21/2021	SSB	3,453	—	3,453
USD	90,252	EUR	89,221	10/21/2021	SSB	1,031	—	1,031
USD	87,168	HKD	87,099	10/21/2021	SSB	69	—	69

						$12,663	$(2,068)	$10,595

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:

CAC40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
ETF	Exchange-Traded Fund.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI SING IX ETS	Morgan Stanley Capital International Singapore Exchange-Traded Funds.
NASDAQ	National Association of Securities Dealers Automated Quotations.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
SGX NIFTY	Singapore Stock Exchange NIFTY.
SPI 200	Australian Equity Market Index Future.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

See accompanying notes

American Beacon AHL TargetRisk Core FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

Index Abbreviations (continued):

UCITS	Undertaking for Collective Investments in Transferable Securities.

Exchange Abbreviations:

JSE	Johannesburg Stock Exchange.
SGX	Singapore Stock Exchange.

Other Abbreviations:

BTP	Buoni del Tesoro Poliennali.
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
GILT	Bank of England Bonds.
OAT	Obligations Assimilables du Trésor.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2021, the investments were classified as described below:

AHL TargetRisk Core Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$—	$9,299,253	$—	$9,299,253

Total Investments in Securities - Assets	$—	$9,299,253	$—	$9,299,253

Financial Derivative Instruments - Assets
Futures Contracts	$15,983	$—	$—	$15,983
Forward Foreign Currency Contracts	—	12,663	—	12,663

Total Financial Derivative Instruments - Assets	$15,983	$12,663	$—	$28,646

Financial Derivative Instruments - Liabilities
Futures Contracts	$(585,278)	$—	$—	$(585,278)
Forward Foreign Currency Contracts	—	(2,068)	—	(2,068)

Total Financial Derivative Instruments - Liabilities	$(585,278)	$(2,068)	$—	$(587,346)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.10%
Communication Services - 0.72%
Media - 0.72%
Nexstar Media Group, Inc., Class A	2,076	$315,469

Consumer Discretionary - 8.10%
Household Durables - 1.92%
MDC Holdings, Inc.	18,105	845,866

Leisure Products - 3.25%
Brunswick Corp.	6,828	650,503
Johnson Outdoors, Inc., Class A	7,342	776,784

		1,427,287

Specialty Retail - 2.93%
Rent-A-Center, Inc.	22,931	1,288,951

Total Consumer Discretionary		3,562,104

Consumer Staples - 4.82%
Food Products - 4.82%
John B Sanfilippo & Son, Inc.	4,675	382,041
Lancaster Colony Corp.	6,623	1,118,029
Utz Brands, Inc.	36,135	618,992

		2,119,062

Total Consumer Staples		2,119,062

Energy - 0.75%
Oil, Gas & Consumable Fuels - 0.75%
World Fuel Services Corp.	9,782	328,871

Financials - 12.73%
Banks - 5.97%
First Financial Bancorp	30,856	722,339
First Interstate BancSystem, Inc., Class A	20,610	829,759
Home BancShares, Inc.	45,506	1,070,756

		2,622,854

Capital Markets - 3.58%
Evercore, Inc., Class A	11,790	1,575,969

Insurance - 3.18%
Horace Mann Educators Corp.	15,247	606,678
Kinsale Capital Group, Inc.	4,895	791,521

		1,398,199

Total Financials		5,597,022

Health Care - 17.10%
Health Care Equipment & Supplies - 7.69%
CONMED Corp.	10,695	1,399,227
LeMaitre Vascular, Inc.	30,273	1,607,193
Mesa Laboratories, Inc.	1,236	373,717

		3,380,137

Health Care Providers & Services - 9.05%
Chemed Corp.	2,179	1,013,497
Ensign Group, Inc.	18,991	1,422,236

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.10% (continued)
Health Care - 17.10% (continued)
Health Care Providers & Services - 9.05% (continued)
US Physical Therapy, Inc.	13,974	$1,545,524

		3,981,257

Health Care Technology - 0.36%
Simulations Plus, Inc.A	4,049	159,936

Total Health Care		7,521,330

Industrials - 23.82%
Aerospace & Defense - 2.31%
BWX Technologies, Inc.	11,968	644,597
Curtiss-Wright Corp.	2,962	373,745

		1,018,342

Building Products - 4.36%
AAON, Inc.	6,853	447,775
Simpson Manufacturing Co., Inc.	4,221	451,520
UFP Industries, Inc.	14,953	1,016,505

		1,915,800

Commercial Services & Supplies - 9.48%
MSA Safety, Inc.	6,241	909,314
Ritchie Bros Auctioneers, Inc.	18,037	1,112,161
Tetra Tech, Inc.	14,366	2,145,419

		4,166,894

Machinery - 2.31%
Federal Signal Corp.	26,333	1,016,980

Professional Services - 5.36%
Exponent, Inc.	11,992	1,356,895
ManTech International Corp., Class A	13,150	998,348

		2,355,243

Total Industrials		10,473,259

Information Technology - 15.89%
Electronic Equipment, Instruments & Components - 1.78%
Littelfuse, Inc.	2,870	784,285

IT Services - 5.41%
CSG Systems International, Inc.	25,207	1,214,977
TTEC Holdings, Inc.	12,441	1,163,607

		2,378,584

Semiconductors & Semiconductor Equipment - 4.16%
Power Integrations, Inc.	13,255	1,312,112
Universal Display Corp.	3,011	514,761

		1,826,873

Software - 4.54%
Progress Software Corp.	40,625	1,998,344

Total Information Technology		6,988,086

Materials - 7.41%
Chemicals - 7.41%
Avient Corp.	26,871	1,245,471
Balchem Corp.	6,217	901,900
Scotts Miracle-Gro Co.	1,872	273,986

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.10% (continued)
Materials - 7.41% (continued)
Chemicals - 7.41% (continued)
Stepan Co.	7,416	$837,563

		3,258,920

Total Materials		3,258,920

Real Estate - 5.40%
Equity Real Estate Investment Trusts (REITs) - 5.40%
CoreSite Realty Corp.	3,696	512,044
Innovative Industrial Properties, Inc.A	1,803	416,799
Rexford Industrial Realty, Inc.	11,393	646,553
Terreno Realty Corp.	12,653	800,049

		2,375,445

Total Real Estate		2,375,445

Utilities - 2.36%
Gas Utilities - 2.36%
Chesapeake Utilities Corp.	8,664	1,040,113

Total Common Stocks (Cost $32,092,829)		43,579,681

SHORT-TERM INVESTMENTS - 0.77% (Cost $337,609)
Investment Companies - 0.77%
American Beacon U.S. Government Money Market Select Fund, 0.01%B C	337,609	337,609

TOTAL INVESTMENTS - 99.87% (Cost $32,430,438)		43,917,290
OTHER ASSETS, NET OF LIABILITIES - 0.13%		55,243

TOTAL NET ASSETS - 100.00%		$43,972,533

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at September 30, 2021.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

Long Futures Contracts Open on September 30, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	3	December 2021	$327,387	$330,120	$2,733

			$327,387	$330,120	$2,733

Index Abbreviations:

Russell 2000	U.S. Small Cap Stock Market Index

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2021, the investments were classified as described below:

Bahl & Gaynor Small Cap Growth Fund	Level 1	Level 2	Level 3	Total

Assets
Common Stocks	$43,579,681	$—	$—	$43,579,681

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

Short-Term Investments	337,609	—	—	337,609

Total Investments in Securities - Assets	$43,917,290	$—	$—	$43,917,290

Financial Derivative Instruments - Assets
Futures Contracts	$2,733	$—	$—	$2,733

Total Financial Derivative Instruments - Assets	$2,733	$—	$—	$2,733

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 104.80%
Communication Services - 8.80%
Diversified Telecommunication Services - 0.86%
Lumen Technologies, Inc.	153,500	$1,901,865

Entertainment - 2.19%
Netflix, Inc.A	4,600	2,807,564
Roku, Inc.A	6,500	2,036,775

		4,844,339

Interactive Media & Services - 4.10%
Facebook, Inc., Class AA	6,000	2,036,340
Match Group, Inc.A	32,100	5,039,379
Pinterest, Inc., Class AA	39,500	2,012,525

		9,088,244

Media - 1.65%
Altice USA, Inc., Class AA	75,000	1,554,000
Discovery, Inc., Class AA B	83,300	2,114,154

		3,668,154

Total Communication Services		19,502,602

Consumer Discretionary - 17.20%
Distributors - 0.98%
Pool Corp.	5,000	2,172,050

Diversified Consumer Services - 0.76%
Chegg, Inc.A	24,700	1,680,094

Hotels, Restaurants & Leisure - 1.00%
Expedia Group, Inc.A	13,500	2,212,650

Internet & Direct Marketing Retail - 5.13%
Amazon.com, Inc.A	2,600	8,541,104
Etsy, Inc.A	13,600	2,828,256

		11,369,360

Multiline Retail - 0.48%
Target Corp.	4,600	1,052,342

Specialty Retail - 5.95%
Best Buy Co., Inc.	39,600	4,186,116
Lowe’s Cos., Inc.	11,500	2,332,890
O’Reilly Automotive, Inc.A	4,400	2,688,664
Williams-Sonoma, Inc.	22,400	3,972,192

		13,179,862

Textiles, Apparel & Luxury Goods - 2.90%
Lululemon Athletica, Inc.A	9,800	3,966,060
NIKE, Inc., Class B	17,000	2,468,910

		6,434,970

Total Consumer Discretionary		38,101,328

Consumer Staples - 7.90%
Beverages - 1.33%
PepsiCo, Inc.	19,600	2,948,036

Food & Staples Retailing - 2.36%
Albertsons Cos., Inc., Class AB	84,500	2,630,485

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 104.80% (continued)
Consumer Staples - 7.90% (continued)
Food & Staples Retailing - 2.36% (continued)
Costco Wholesale Corp.	5,800	$2,606,230

		5,236,715

Food Products - 2.04%
Kellogg Co.	70,700	4,519,144

Household Products - 2.17%
Procter & Gamble Co.	34,300	4,795,140

Total Consumer Staples		17,499,035

Financials - 3.64%
Capital Markets - 1.55%
Ameriprise Financial, Inc.	13,000	3,433,560

Consumer Finance - 1.11%
Synchrony Financial	50,600	2,473,328

Insurance - 0.98%
Allstate Corp.	17,000	2,164,270

Total Financials		8,071,158

Health Care - 14.92%
Biotechnology - 2.61%
Biogen, Inc.A	9,200	2,603,508
Seagen, Inc.A	18,700	3,175,260

		5,778,768

Health Care Equipment & Supplies - 5.28%
Baxter International, Inc.	28,300	2,276,169
Hologic, Inc.A	35,900	2,649,779
IDEXX Laboratories, Inc.A	8,600	5,348,340
Novocure Ltd.A	12,200	1,417,274

		11,691,562

Health Care Providers & Services - 0.62%
HCA Healthcare, Inc.	5,700	1,383,504

Life Sciences Tools & Services - 4.50%
Agilent Technologies, Inc.	16,000	2,520,480
Repligen Corp.A	10,300	2,976,597
Waters Corp.A	12,500	4,466,250

		9,963,327

Pharmaceuticals - 1.91%
Bristol-Myers Squibb Co.	32,300	1,911,191
Eli Lilly & Co.	10,000	2,328,833

		4,240,024

Total Health Care		33,057,185

Industrials - 1.43%
Commercial Services & Supplies - 1.43%
Rollins, Inc.	89,400	3,158,502

Information Technology - 46.24%
Communications Equipment - 0.92%
Ubiquiti, Inc.	6,800	2,030,956

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 104.80% (continued)
Information Technology - 46.24% (continued)
IT Services - 2.76%
Mastercard, Inc., Class A	7,600	$2,642,368
Okta, Inc.A	4,700	1,115,498
Square, Inc., Class AA	9,800	2,350,432

		6,108,298

Semiconductors & Semiconductor Equipment - 13.90%
Advanced Micro Devices, Inc.A	53,700	5,525,730
Applied Materials, Inc.	31,500	4,054,995
Lam Research Corp.	7,000	3,984,050
NVIDIA Corp.	47,200	9,777,952
QUALCOMM, Inc.	16,100	2,076,578
Teradyne, Inc.	17,000	1,855,890
Texas Instruments, Inc.	18,300	3,517,443

		30,792,638

Software - 22.20%
Cadence Design Systems, Inc.A	35,500	5,376,120
DocuSign, Inc.A	4,100	1,055,463
Fair Isaac Corp.A	4,700	1,870,271
Fortinet, Inc.A	16,600	4,847,864
HubSpot, Inc.A	11,000	7,436,990
Microsoft Corp.	33,700	9,500,704
Oracle Corp.	45,700	3,981,841
Palo Alto Networks, Inc.A	6,300	3,017,700
ServiceNow, Inc.A	8,000	4,978,160
Workday, Inc., Class AA	16,100	4,023,229
Zendesk, Inc.A	26,600	3,095,974

		49,184,316

Technology Hardware, Storage & Peripherals - 6.46%
Apple, Inc.	78,400	11,093,600
HP, Inc.	117,500	3,214,800

		14,308,400

Total Information Technology		102,424,608

Materials - 0.99%
Metals & Mining - 0.99%
Steel Dynamics, Inc.	37,600	2,198,848

Real Estate - 3.68%
Equity Real Estate Investment Trusts (REITs) - 3.68%
American Tower Corp.	9,900	2,627,559
Crown Castle International Corp.	19,100	3,310,412
Equinix, Inc.	2,800	2,212,364

		8,150,335

Total Real Estate		8,150,335

Total Common Stocks (Cost $159,986,376)		232,163,601

SHORT-TERM INVESTMENTS - 2.30% (Cost $5,091,459)
Investment Companies - 2.30%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	5,091,459	5,091,459

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
SECURITIES LENDING COLLATERAL - 1.19% (Cost $2,629,006)
Investment Companies - 1.19%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	2,629,006	$2,629,006

TOTAL INVESTMENTS - 108.29% (Cost $167,706,841)		239,884,066
LIABILITIES, NET OF OTHER ASSETS - (8.29%)		(18,354,365)

TOTAL NET ASSETS - 100.00%		$221,529,701

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at September 30, 2021.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

Long Futures Contracts Open on September 30, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	22	December 2021	$4,898,103	$4,727,525	$(170,578)

			$4,898,103	$4,727,525	$(170,578)

Index Abbreviations:

S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2021, the investments were classified as described below:

Bridgeway Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$232,163,601	$—	$—	$232,163,601
Short-Term Investments	5,091,459	—	—	5,091,459
Securities Lending Collateral	2,629,006	—	—	2,629,006

Total Investments in Securities - Assets	$239,884,066	$—	$—	$239,884,066

Financial Derivative Instruments - Liabilities
Futures Contracts	$(170,578)	$—	$—	$(170,578)

Total Financial Derivative Instruments - Liabilities	$(170,578)	$—	$—	$(170,578)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS 96.74%
Communication Services - 6.78%
Diversified Telecommunication Services - 2.98%
AT&T, Inc.	280,900	$7,587,109
Lumen Technologies, Inc.	712,300	8,825,397
Verizon Communications, Inc.	157,400	8,501,174

		24,913,680

Interactive Media & Services - 0.74%
Pinterest, Inc., Class AA	122,000	6,215,900

Media - 3.06%
Discovery, Inc., Class AA B	235,800	5,984,604
Fox Corp., Class A	269,500	10,809,645
Sirius XM Holdings, Inc.B	1,437,100	8,766,310

		25,560,559

Total Communication Services		56,690,139

Consumer Discretionary - 6.87%
Hotels, Restaurants & Leisure - 1.12%
McDonald’s Corp.	38,700	9,330,957

Household Durables - 0.96%
PulteGroup, Inc.	175,600	8,063,552

Internet & Direct Marketing Retail - 1.54%
eBay, Inc.	75,300	5,246,151
Wayfair, Inc., Class AA B	29,900	7,639,749

		12,885,900

Multiline Retail - 0.92%
Target Corp.	33,500	7,663,795

Specialty Retail - 2.33%
Best Buy Co., Inc.	94,800	10,021,308
Williams-Sonoma, Inc.	53,600	9,504,888

		19,526,196

Total Consumer Discretionary		57,470,400

Consumer Staples - 9.24%
Beverages - 1.24%
PepsiCo, Inc.	69,000	10,378,290

Food & Staples Retailing - 3.44%
Costco Wholesale Corp.	25,600	11,503,360
Walgreens Boots Alliance, Inc.	148,900	7,005,745
Walmart, Inc.	73,500	10,244,430

		28,753,535

Food Products - 1.76%
Hormel Foods Corp.	164,300	6,736,300
JM Smucker Co.	66,766	8,013,923

		14,750,223

Household Products - 2.10%
Colgate-Palmolive Co.	105,900	8,003,922

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.74% (continued)
Consumer Staples - 9.24% (continued)
Household Products - 2.10% (continued)
Procter & Gamble Co.	68,600	$9,590,280

		17,594,202

Personal Products - 0.70%
Estee Lauder Cos., Inc., Class A	19,400	5,818,642

Total Consumer Staples		77,294,892

Energy - 4.56%
Oil, Gas & Consumable Fuels - 4.56%
ConocoPhillips	190,200	12,889,854
Exxon Mobil Corp.	152,000	8,940,640
ONEOK, Inc.	155,000	8,988,450
Phillips 66	104,300	7,304,129

		38,123,073

Total Energy		38,123,073

Financials - 23.65%
Banks - 9.11%
Bank of America Corp.	298,700	12,679,815
Citigroup, Inc.	124,100	8,709,338
Huntington Bancshares, Inc.	520,600	8,048,476
JPMorgan Chase & Co.	72,700	11,900,263
KeyCorp	400,500	8,658,810
Regions Financial Corp.	468,200	9,977,342
US Bancorp	167,100	9,932,424
Wells Fargo & Co.	136,000	6,311,760

		76,218,228

Capital Markets - 4.76%
Ameriprise Financial, Inc.	44,600	11,779,752
Bank of New York Mellon Corp.	192,200	9,963,648
Charles Schwab Corp.	111,500	8,121,660
Morgan Stanley	102,400	9,964,544

		39,829,604

Consumer Finance - 3.32%
Ally Financial, Inc.	196,100	10,010,905
Capital One Financial Corp.	49,700	8,049,909
Synchrony Financial	198,600	9,707,568

		27,768,382

Insurance - 6.46%
Aflac, Inc.	170,600	8,893,378
Allstate Corp.	76,445	9,732,213
American Financial Group, Inc.	54,300	6,832,569
MetLife, Inc.	194,600	12,012,658
Principal Financial Group, Inc.	120,100	7,734,440
Travelers Cos., Inc.	57,800	8,786,178

		53,991,436

Total Financials		197,807,650

Health Care - 14.53%
Biotechnology - 1.11%
Biogen, Inc.A	32,800	9,282,072

Health Care Equipment & Supplies - 1.65%
Baxter International, Inc.	95,800	7,705,194

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.74% (continued)
Health Care - 14.53% (continued)
Health Care Equipment & Supplies - 1.65% (continued)
Cooper Cos, Inc.	14,800	$6,116,988

		13,822,182

Health Care Providers & Services - 5.55%
AmerisourceBergen Corp.	60,900	7,274,505
Cigna Corp.	34,600	6,925,536
DaVita, Inc.A	82,100	9,544,946
HCA Healthcare, Inc.	28,900	7,014,608
McKesson Corp.	45,500	9,071,790
Quest Diagnostics, Inc.	45,100	6,553,481

		46,384,866

Health Care Technology - 0.61%
Teladoc Health, Inc.A B	40,200	5,097,762

Life Sciences Tools & Services - 3.58%
Agilent Technologies, Inc.	53,700	8,459,361
Mettler-Toledo International, Inc.A	4,100	5,647,176
Waters Corp.A	44,200	15,792,660

		29,899,197

Pharmaceuticals - 2.03%
Bristol-Myers Squibb Co.	139,000	8,224,630
Merck & Co., Inc.	117,000	8,787,870

		17,012,500

Total Health Care		121,498,579

Industrials - 12.31%
Aerospace & Defense - 1.13%
L3Harris Technologies, Inc.	42,800	9,426,272

Air Freight & Logistics - 0.72%
FedEx Corp.	27,600	6,052,404

Building Products - 3.96%
Johnson Controls International PLC	274,000	18,653,920
Masco Corp.	123,500	6,860,425
Owens Corning	88,600	7,575,300

		33,089,645

Commercial Services & Supplies - 1.05%
Rollins, Inc.	247,950	8,760,073

Machinery - 3.33%
Caterpillar, Inc.	40,200	7,717,194
Cummins, Inc.	57,500	12,912,200
Pentair PLC	100,000	7,263,000

		27,892,394

Road & Rail - 0.89%
Norfolk Southern Corp.	31,100	7,440,675

Trading Companies & Distributors - 1.23%
Fastenal Co.	199,600	10,301,356

Total Industrials		102,962,819

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.74% (continued)
Information Technology - 9.68%
Communications Equipment - 0.68%
Ubiquiti, Inc.	18,900	$5,644,863

IT Services - 1.19%
Paychex, Inc.	88,700	9,974,315

Semiconductors & Semiconductor Equipment - 3.27%
Advanced Micro Devices, Inc.A	75,300	7,748,370
Intel Corp.	154,600	8,237,088
Texas Instruments, Inc.	59,200	11,378,832

		27,364,290

Software - 2.09%
Autodesk, Inc.A	20,500	5,845,985
Oracle Corp.	133,300	11,614,429

		17,460,414

Technology Hardware, Storage & Peripherals - 2.45%
HP, Inc.	377,600	10,331,136
NetApp, Inc.	113,600	10,196,736

		20,527,872

Total Information Technology		80,971,754

Materials - 4.61%
Chemicals - 1.89%
DuPont de Nemours, Inc.	115,200	7,832,448
LyondellBasell Industries NV, Class A	85,000	7,977,250

		15,809,698

Containers & Packaging - 0.99%
WestRock Co.	166,800	8,311,644

Metals & Mining - 1.73%
Freeport-McMoRan, Inc.	251,400	8,178,042
Steel Dynamics, Inc.	107,700	6,298,296

		14,476,338

Total Materials		38,597,680

Real Estate - 3.92%
Equity Real Estate Investment Trusts (REITs) - 3.92%
American Homes 4 Rent, Class A	222,700	8,489,324
Crown Castle International Corp.	34,900	6,048,868
Public Storage	32,200	9,566,620
Realty Income Corp.	133,800	8,678,268

		32,783,080

Total Real Estate		32,783,080

Utilities - 0.59%
Electric Utilities - 0.59%
NRG Energy, Inc.	120,700	4,928,181

Total Common Stocks (Cost $707,074,199)		809,128,247

SHORT-TERM INVESTMENTS - 3.11% (Cost $26,032,708)
Investment Companies - 3.11%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	26,032,708	26,032,708

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

TOTAL INVESTMENTS - 99.85% (Cost $733,106,907)	$835,160,955
OTHER ASSETS, NET OF LIABILITIES - 0.15%	1,213,494

TOTAL NET ASSETS - 100.00%	$836,374,449

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at September 30, 2021.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

Long Futures Contracts Open on September 30, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	118	December 2021	$26,382,341	$25,356,725	$(1,025,616)

			$26,382,341	$25,356,725	$(1,025,616)

Index Abbreviations:

S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2021, the investments were classified as described below:

Bridgeway Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$809,128,247	$—	$—	$809,128,247
Short-Term Investments	26,032,708	—	—	26,032,708

Total Investments in Securities - Assets	$835,160,955	$—	$—	$835,160,955

Financial Derivative Instruments - Liabilities
Futures Contracts	$(1,025,616)	$—	$—	$(1,025,616)

Total Financial Derivative Instruments - Liabilities	$(1,025,616)	$—	$—	$(1,025,616)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.60%
Communication Services - 10.70%
Entertainment - 7.47%
Electronic Arts, Inc.	80,104	$11,394,794
Live Nation Entertainment, Inc.A	125,915	11,474,634
Roku, Inc.A	30,369	9,516,126
Spotify Technology SAA	32,532	7,330,761
Take-Two Interactive Software, Inc.A	69,082	10,643,464
Warner Music Group Corp., Class A	158,613	6,779,119

		57,138,898

Interactive Media & Services - 3.23%
IAC/InterActiveCorpA	56,370	7,344,448
Match Group, Inc.A	82,578	12,963,920
ZoomInfo Technologies, Inc., Class AA	71,370	4,367,130

		24,675,498

Total Communication Services		81,814,396

Consumer Discretionary - 14.55%
Distributors - 0.94%
Pool Corp.	16,469	7,154,298

Diversified Consumer Services - 1.68%
Bright Horizons Family Solutions, Inc.A	47,391	6,607,253
Chegg, Inc.A	91,180	6,202,064

		12,809,317

Hotels, Restaurants & Leisure - 2.35%
Domino’s Pizza, Inc.	21,782	10,389,143
Wingstop, Inc.	46,452	7,614,876

		18,004,019

Household Durables - 1.00%
Garmin Ltd.	49,308	7,665,422

Internet & Direct Marketing Retail - 1.21%
Farfetch Ltd., Class AA	144,879	5,430,065
MercadoLibre, Inc.A	2,270	3,812,238

		9,242,303

Multiline Retail - 1.69%
Dollar Tree, Inc.A	91,227	8,732,249
Ollie’s Bargain Outlet Holdings, Inc.A B	69,179	4,170,110

		12,902,359

Specialty Retail - 3.78%
Burlington Stores, Inc.A	28,413	8,057,074
Floor & Decor Holdings, Inc., Class AA	38,913	4,700,301
Ross Stores, Inc.	58,606	6,379,263
Ulta Beauty, Inc.A	26,994	9,742,675

		28,879,313

Textiles, Apparel & Luxury Goods - 1.90%
Lululemon Athletica, Inc.A	19,260	7,794,522
Ralph Lauren Corp.	60,613	6,730,467

		14,524,989

Total Consumer Discretionary		111,182,020

Consumer Staples - 1.90%
Beverages - 1.90%
Brown-Forman Corp., Class B	96,846	6,489,650

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.60% (continued)
Consumer Staples - 1.90% (continued)
Beverages - 1.90% (continued)
Monster Beverage Corp.A	90,156	$8,008,558

		14,498,208

Total Consumer Staples		14,498,208

Energy - 1.31%
Oil, Gas & Consumable Fuels - 1.31%
Cabot Oil & Gas Corp.	179,588	3,907,835
Pioneer Natural Resources Co.	36,695	6,110,084

		10,017,919

Total Energy		10,017,919

Financials - 7.50%
Banks - 2.88%
Signature Bank	32,484	8,844,743
SVB Financial GroupA	20,352	13,165,302

		22,010,045

Capital Markets - 2.92%
MarketAxess Holdings, Inc.	22,536	9,480,670
Tradeweb Markets, Inc., Class A	159,337	12,871,243

		22,351,913

Consumer Finance - 1.10%
PROG Holdings, Inc.	200,492	8,422,669

Insurance - 0.60%
Ryan Specialty Group Holdings, Inc., Class AA	134,211	4,545,727

Total Financials		57,330,354

Health Care - 21.05%
Biotechnology - 0.96%
Exelixis, Inc.A	348,956	7,376,930

Health Care Equipment & Supplies - 10.95%
ABIOMED, Inc.A	16,750	5,452,460
Align Technology, Inc.A	14,173	9,431,139
DexCom, Inc.A	28,533	15,603,556
Hologic, Inc.A	98,026	7,235,299
IDEXX Laboratories, Inc.A	25,840	16,069,896
Insulet Corp.A	22,283	6,333,497
Intuitive Surgical, Inc.A	3,889	3,866,249
ResMed, Inc.	49,832	13,133,224
Tandem Diabetes Care, Inc.A	55,178	6,587,150

		83,712,470

Health Care Providers & Services - 1.48%
Acadia Healthcare Co., Inc.A	95,335	6,080,467
Henry Schein, Inc.A	68,339	5,204,698

		11,285,165

Health Care Technology - 1.89%
Cerner Corp.	80,210	5,656,409
Veeva Systems, Inc., Class AA	30,641	8,829,817

		14,486,226

Life Sciences Tools & Services - 5.31%
Bio-Techne Corp.	21,325	10,333,455
ICON PLCA	64,528	16,907,627

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.60% (continued)
Health Care - 21.05% (continued)
Life Sciences Tools & Services - 5.31% (continued)
Illumina, Inc.A	16,279	$6,602,925
Repligen Corp.A	23,214	6,708,614

		40,552,621

Pharmaceuticals - 0.46%
Pacira BioSciences, Inc.A	62,438	3,496,528

Total Health Care		160,909,940

Industrials - 11.65%
Aerospace & Defense - 1.47%
Axon Enterprise, Inc.A	27,302	4,778,396
HEICO Corp., Class A	54,868	6,498,017

		11,276,413

Air Freight & Logistics - 0.57%
CH Robinson Worldwide, Inc.	49,711	4,324,857

Commercial Services & Supplies - 2.32%
Copart, Inc.A	100,656	13,963,001
IAA, Inc.A	69,188	3,775,589

		17,738,590

Electrical Equipment - 1.09%
Rockwell Automation, Inc.	28,348	8,335,446

Industrial Conglomerates - 0.82%
Roper Technologies, Inc.	14,042	6,264,557

Machinery - 0.64%
RBC Bearings, Inc.A	23,030	4,886,966

Professional Services - 3.09%
CoStar Group, Inc.A	87,750	7,551,765
IHS Markit Ltd.	32,418	3,780,587
Verisk Analytics, Inc.	61,417	12,299,983

		23,632,335

Road & Rail - 0.87%
JB Hunt Transport Services, Inc.	39,557	6,614,722

Trading Companies & Distributors - 0.78%
Fastenal Co.	115,856	5,979,328

Total Industrials		89,053,214

Information Technology - 30.94%
Communications Equipment - 0.73%
Ciena Corp.A	108,712	5,582,361

Electronic Equipment, Instruments & Components - 3.50%
Cognex Corp.	96,384	7,731,925
IPG Photonics Corp.A	32,606	5,164,790
Keysight Technologies, Inc.A	52,243	8,583,003
National Instruments Corp.	134,114	5,261,292

		26,741,010

IT Services - 1.46%
Toast, Inc., Class AA	431	21,528
WEX, Inc.A	43,056	7,583,884

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.60% (continued)
Information Technology - 30.94% (continued)
IT Services - 1.46% (continued)
Wix.com Ltd.A	17,964	$3,520,405

		11,125,817

Semiconductors & Semiconductor Equipment - 5.08%
Brooks Automation, Inc.	48,733	4,987,823
KLA Corp.	14,187	4,745,693
Microchip Technology, Inc.	89,183	13,688,699
NXP Semiconductors NV	38,513	7,543,541
Xilinx, Inc.	52,170	7,877,148

		38,842,904

Software - 20.17%
ANSYS, Inc.A	19,309	6,573,749
Aspen Technology, Inc.A	31,919	3,919,653
Autodesk, Inc.A	41,065	11,710,506
Cadence Design Systems, Inc.A	119,456	18,090,417
Coupa Software, Inc.A	16,887	3,701,293
DocuSign, Inc.A	38,570	9,929,075
Dropbox, Inc., Class AA	189,673	5,542,245
Envestnet, Inc.A	96,532	7,745,728
Fortinet, Inc.A	42,246	12,337,522
Guidewire Software, Inc.A	50,091	5,954,317
MANDIANT, Inc.	358,824	6,387,067
Manhattan Associates, Inc.A	53,732	8,222,608
Nice Ltd., ADRA B	23,401	6,646,820
Palo Alto Networks, Inc.A	26,048	12,476,992
PTC, Inc.A	61,012	7,308,627
RingCentral, Inc., Class AA	28,131	6,118,493
Splunk, Inc.A	42,971	6,218,333
Tyler Technologies, Inc.A	20,696	9,492,220
Unity Software, Inc.A B	45,970	5,803,713

		154,179,378

Total Information Technology		236,471,470

Total Common Stocks (Cost $536,238,281)		761,277,521

TOTAL INVESTMENTS - 99.60% (Cost $536,238,281)		761,277,521
OTHER ASSETS, NET OF LIABILITIES - 0.40%		3,022,585

TOTAL NET ASSETS - 100.00%		$764,300,106

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at September 30, 2021.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2021, the investments were classified as described below:

Stephens Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$761,277,521	$—	$—	$761,277,521

Total Investments in Securities - Assets	$761,277,521	$—	$—	$761,277,521

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.51%
Communication Services - 1.06%
Interactive Media & Services - 1.06%
Angi, Inc., Class AA	383,425	$4,731,465

Consumer Discretionary - 12.93%
Auto Components - 1.02%
Fox Factory Holding Corp.A	31,373	4,534,653

Diversified Consumer Services - 2.08%
Bright Horizons Family Solutions, Inc.A	31,098	4,335,683
Chegg, Inc.A	72,644	4,941,245

		9,276,928

Hotels, Restaurants & Leisure - 3.89%
NEOGAMES SAA	56,253	2,065,610
Papa John’s International, Inc.	61,907	7,861,570
Wingstop, Inc.	44,924	7,364,391

		17,291,571

Household Durables - 0.47%
Traeger, Inc.A	99,604	2,084,712

Internet & Direct Marketing Retail - 1.63%
aka Brands Holding Corp.A	226,053	1,935,014
Revolve Group, Inc.A	86,201	5,324,636

		7,259,650

Leisure Products - 0.81%
YETI Holdings, Inc.A	42,300	3,624,687

Multiline Retail - 0.84%
Ollie’s Bargain Outlet Holdings, Inc.A B	61,737	3,721,506

Specialty Retail - 2.19%
Floor & Decor Holdings, Inc., Class AA	45,756	5,526,867
Leslie’s, Inc.A	204,596	4,202,402

		9,729,269

Total Consumer Discretionary		57,522,976

Consumer Staples - 4.50%
Beverages - 1.49%
MGP Ingredients, Inc.	101,505	6,607,976

Food & Staples Retailing - 0.86%
Chefs’ Warehouse, Inc.A	116,955	3,809,224

Food Products - 1.65%
Limoneira Co.	150,863	2,439,455
Mission Produce, Inc.A B	266,891	4,905,456

		7,344,911

Personal Products - 0.50%
BellRing Brands, Inc., Class AA	72,859	2,240,414

Total Consumer Staples		20,002,525

Energy - 1.71%
Oil, Gas & Consumable Fuels - 1.71%
Magnolia Oil & Gas Corp., Class A	155,728	2,770,401

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.51% (continued)
Energy - 1.71% (continued)
Oil, Gas & Consumable Fuels - 1.71% (continued)
Viper Energy Partners LP	221,403	$4,837,656

		7,608,057

Total Energy		7,608,057

Financials - 7.93%
Banks - 0.97%
Silvergate Capital Corp., Class AA	37,327	4,311,269

Capital Markets - 2.08%
MarketAxess Holdings, Inc.	6,966	2,930,526
Open Lending Corp., Class AA	55,157	1,989,513
Piper Sandler Cos.	31,369	4,343,352

		9,263,391

Consumer Finance - 3.06%
Encore Capital Group, Inc.A	45,397	2,236,710
PRA Group, Inc.A	133,983	5,646,044
PROG Holdings, Inc.	136,799	5,746,926

		13,629,680

Insurance - 1.82%
Palomar Holdings, Inc.A	63,897	5,164,795
Ryan Specialty Group Holdings, Inc., Class AA	86,735	2,937,714

		8,102,509

Total Financials		35,306,849

Health Care - 21.37%
Biotechnology - 2.92%
Exelixis, Inc.A	202,962	4,290,617
Halozyme Therapeutics, Inc.A	97,797	3,978,382
Ligand Pharmaceuticals, Inc.A	33,916	4,725,177

		12,994,176

Health Care Equipment & Supplies - 4.63%
BioLife Solutions, Inc.A	43,613	1,845,702
Insulet Corp.A	9,811	2,788,581
iRhythm Technologies, Inc.A	23,395	1,370,011
Neogen Corp.A	94,880	4,120,639
NuVasive, Inc.A	53,191	3,183,481
Tandem Diabetes Care, Inc.A	61,235	7,310,234

		20,618,648

Health Care Providers & Services - 2.47%
Acadia Healthcare Co., Inc.A	105,005	6,697,219
HealthEquity, Inc.A	66,294	4,293,199

		10,990,418

Health Care Technology - 2.84%
HealthStream, Inc.A	92,450	2,642,221
Omnicell, Inc.A	53,263	7,905,827
Schrodinger, Inc.A B	38,204	2,088,995

		12,637,043

Life Sciences Tools & Services - 6.98%
Alpha Teknova, Inc.A	73,016	1,817,368
Bio-Techne Corp.	11,759	5,698,059
ICON PLCA	31,511	8,256,512
Medpace Holdings, Inc.A	14,703	2,782,984
Repligen Corp.A	35,354	10,216,952

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.51% (continued)
Health Care - 21.37% (continued)
Life Sciences Tools & Services - 6.98% (continued)
Syneos Health, Inc.A	26,121	$2,285,065

		31,056,940

Pharmaceuticals - 1.53%
Pacira BioSciences, Inc.A	68,903	3,858,568
Supernus Pharmaceuticals, Inc.A	110,424	2,945,008

		6,803,576

Total Health Care		95,100,801

Industrials - 17.38%
Aerospace & Defense - 5.15%
AeroVironment, Inc.A	74,470	6,428,250
Axon Enterprise, Inc.A	36,649	6,414,308
HEICO Corp., Class A	32,526	3,852,054
Kratos Defense & Security Solutions, Inc.A	150,265	3,352,412
Mercury Systems, Inc.A	60,604	2,873,842

		22,920,866

Air Freight & Logistics - 0.96%
Hub Group, Inc., Class AA	62,436	4,292,475

Building Products - 2.16%
AZEK Co., Inc.A	86,783	3,170,183
Trex Co., Inc.A	63,080	6,429,744

		9,599,927

Commercial Services & Supplies - 1.24%
Montrose Environmental Group, Inc.A	89,556	5,529,188

Construction & Engineering - 0.76%
Ameresco, Inc., Class AA	58,188	3,399,925

Machinery - 4.68%
Hydrofarm Holdings Group, Inc.A	54,972	2,080,690
Kornit Digital Ltd.A	70,592	10,217,486
Lindsay Corp.	21,495	3,262,726
RBC Bearings, Inc.A	24,764	5,254,921

		20,815,823

Professional Services - 0.59%
ICF International, Inc.	29,482	2,632,448

Trading Companies & Distributors - 1.84%
SiteOne Landscape Supply, Inc.A	40,968	8,171,887

Total Industrials		77,362,539

Information Technology - 29.64%
Electronic Equipment, Instruments & Components - 2.62%
Cognex Corp.	45,492	3,649,368
National Instruments Corp.	84,315	3,307,677
nLight, Inc.A	166,668	4,698,371

		11,655,416

IT Services - 4.61%
Globant SAA	29,850	8,388,148
MAXIMUS, Inc.	52,525	4,370,080
Repay Holdings Corp.A	156,521	3,604,679

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.51% (continued)
Information Technology - 29.64% (continued)
IT Services - 4.61% (continued)
WEX, Inc.A	23,614	$4,159,370

		20,522,277

Semiconductors & Semiconductor Equipment - 5.81%
Brooks Automation, Inc.	48,913	5,006,246
Lattice Semiconductor Corp.A	29,583	1,912,541
Onto Innovation, Inc.A	43,783	3,163,322
Power Integrations, Inc.	47,497	4,701,728
Semtech Corp.A	81,221	6,332,801
Silicon Laboratories, Inc.A	33,657	4,717,365

		25,834,003

Software - 16.60%
8x8, Inc.A	122,986	2,876,643
Aspen Technology, Inc.A	18,188	2,233,486
CyberArk Software Ltd.A	41,563	6,559,473
Envestnet, Inc.A	77,892	6,250,054
GTY Technology Holdings, Inc.A	314,660	2,366,243
Guidewire Software, Inc.A	14,583	1,733,481
MANDIANT, Inc.	275,986	4,912,551
Manhattan Associates, Inc.A	59,368	9,085,085
Mimecast Ltd.A	58,736	3,735,610
PROS Holdings, Inc.A B	110,619	3,924,762
Q2 Holdings, Inc.A	42,058	3,370,528
Qualys, Inc.A	31,917	3,552,043
Rapid7, Inc.A	47,437	5,361,330
SPS Commerce, Inc.A	55,478	8,949,156
Tyler Technologies, Inc.A	6,274	2,877,570
Varonis Systems, Inc.A	100,179	6,095,892

		73,883,907

Total Information Technology		131,895,603

Materials - 0.99%
Chemicals - 0.99%
Balchem Corp.	30,328	4,399,683

Total Common Stocks (Cost $231,077,113)		433,930,498

SHORT-TERM INVESTMENTS - 2.46% (Cost $10,949,019)
Investment Companies - 2.46%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	10,949,019	10,949,019

TOTAL INVESTMENTS - 99.97% (Cost $242,026,132)		444,879,517
OTHER ASSETS, NET OF LIABILITIES - 0.03%		147,614

TOTAL NET ASSETS - 100.00%		$445,027,131

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at September 30, 2021.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

LP - Limited Partnership.

PLC - Public Limited Company.

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2021 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2021, the investments were classified as described below:

Stephens Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$433,930,498	$—	$—	$433,930,498
Short-Term Investments	10,949,019	—	—	10,949,019

Total Investments in Securities - Assets	$444,879,517	$—	$—	$444,879,517

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2021 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of September 30, 2021, the Trust consists of twenty-eight active series, eight of which are presented in this filing: American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL TargetRisk Fund, American Beacon AHL TargetRisk Core Fund, American Beacon Bahl & Gaynor Small Cap Growth Fund, American Beacon Bridgeway Large Cap Growth Fund, American Beacon Bridgeway Large Cap Value Fund, American Beacon Stephens Mid-Cap Growth Fund and American Beacon Stephens Small Cap Growth Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies except for the American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL TargetRisk Fund and American Beacon AHL TargetRisk Core Fund which are registered as non-diversified. The remaining twenty active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a fund will use derivatives, may adversely affect a fund’s performance and may increase costs related to a fund’s use of derivatives.

Consolidation of Subsidiaries

The Schedules of Investments of the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund are consolidated to include the accounts of the American Beacon Cayman Managed Futures Strategy Fund, Ltd. and American Beacon Cayman TargetRisk Company, Ltd., respectively, each of which are wholly-owned and controlled subsidiaries (the “Subsidiaries”) of the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund. All intercompany accounts and transactions have been eliminated in consolidation for the AHL Managed Futures Strategy

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2021 (Unaudited)

Fund and the AHL TargetRisk Fund.

For Federal tax purposes, taxable income for each Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (the “Code”) and each Subsidiary’s taxable income is included in the calculation of the applicable Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund either in the current period or future periods. The Subsidiaries have a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

Each Fund may invest up to 25% of its total assets in its Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. The AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund expect to achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at September 30, 2021	% of Total Net Assets of the Fund at September 30, 2021
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$461,359,971	24.0%
American Beacon Cayman TargetRisk Company, Ltd	December 31, 2018	209,909,297	22.5%

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting SEC and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The Funds are commodity pools, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of the Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2021 (Unaudited)

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2021 (Unaudited)

domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2021 (Unaudited)

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2021 (Unaudited)

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of September 30, 2021, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Bahl & Gaynor Small Cap Growth	$547,680	$–	$558,834	$558,834
Bridgeway Large Cap Growth	4,507,407	2,629,006	2,057,510	4,686,516
Bridgeway Large Cap Value	20,464,314	–	21,330,735	21,330,735
Stephens Mid-Cap Growth	13,881,578	–	14,317,991	14,317,991
Stephens Small Cap Growth	6,951,890	–	7,315,569	7,315,569

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the three year periods ended December 31, 2020 for AHL TargetRisk Fund, and the tax year ended December 31, 2020 for AHL TargetRisk Core Fund remain subject to examination by the Internal Revenue Service. For the remaining Funds, each of the tax years in the four year period ended September 30, 2020 remain subject to examination by the Internal Revenue Service.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2021 (Unaudited)

Cost of Investments for Federal Income Tax Purposes

As of September 30, 2021, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AHL Managed Futures Strategy	$1,664,830,088	$12,624	$(19,720)	$(7,096)
AHL TargetRisk	777,257,970	836,665	(3,775,474)	(2,938,809)
AHL TargetRisk Core	9,299,273	72	(92)	(20)
Bahl & Gaynor Small Cap Growth	32,430,438	11,958,585	(471,733)	11,486,852
Bridgeway Large Cap Growth	167,706,841	76,118,829	(3,941,604)	72,177,225
Bridgeway Large Cap Value	733,106,907	135,857,135	(33,803,087)	102,054,048
Stephens Mid-Cap Growth	536,238,281	231,548,919	(6,509,679)	225,039,240
Stephens Small Cap Growth	242,026,132	209,178,030	(6,324,645)	202,853,385

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of December 31, 2020, the Funds had the following Post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Bahl & Gaynor Small Cap Growth	$770,153	$1,063,896
Bridgeway Large Cap Value	23,110,397	56,843,101

As of December 31, 2020, the AHL Managed Futures Strategy Fund, AHL TargetRisk Fund, AHL TargetRisk Core Fund, Bridgeway Large Cap Growth Fund, Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund did not have any capital loss carryforwards.